UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22209

Global X Funds
 (Exact name of registrant as specified in charter)

605 Third Avenue, 43rd floor
New York, NY 10158
(Address of principal executive offices) (Zip code)

Jasmin M. Ali, Esquire
Global X Management Company LLC
605 Third Avenue, 43rd floor
New York, NY 10158
(Name and address of agent for service)

With a copy to:

Jasmin M. Ali, Esquire Global X Management Company LLC 605 Third Avenue, 43rd floor New York, NY 10158	Eric S. Purple, Esquire Stradley Ronon Stevens & Young, LLP 2000 K Street, N.W., Suite 700 Washington, DC 20006-1871

Registrant’s telephone number, including area code: (212) 644-6440

Date of fiscal year end: October 31, 2025

Date of reporting period: April 30, 2025

Item 1. Reports to Stockholders.

(a) A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

Global X Funds

Global X MSCI Colombia ETF

Ticker: COLOFootnote Reference1

Principal Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report: April 30, 2025

This semi-annual shareholder report contains important information about the Global X MSCI Colombia ETF (the "Fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/colo/. You can also request this information by contacting us at 1-888-493-8631.

1 Effective June 20, 2025, the Fund's ticker changed from GXG to COLO.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X MSCI Colombia ETF	$35	0.62%

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$87,621,907	30	$168,063	19.78%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Financials 38.7%
Utilities 23.0%
Energy 13.3%
Materials 11.9%
Industrials 4.3%
Real Estate 3.4%
Communication Services 3.0%
U.S. Treasury Obligation 2.3%
Consumer Discretionary 2.2%
Repurchase Agreements 1.4%

Value	Value
Repurchase Agreements	1.4%
Consumer Discretionary	2.2%
U.S. Treasury Obligation	2.3%
Communication Services	3.0%
Real Estate	3.4%
Industrials	4.3%
Materials	11.9%
Energy	13.3%
Utilities	23.0%
Financials	38.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Bancolombia	15.0%
Interconexion Electrica ESP	10.3%
Ecopetrol	8.8%
Bancolombia	8.2%
Grupo Energia Bogota ESP	5.0%
Cementos Argos	4.3%
Tecnoglass	4.3%
Grupo Argos	4.1%
Grupo Aval Acciones y Valores	3.8%
Banco Davivienda	3.8%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/colo/

GX-SA-COLO-2025

Global X Funds

Global X MSCI China Consumer Discretionary ETF

Ticker: CHIQ

Principal Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report: April 30, 2025

This semi-annual shareholder report contains important information about the Global X MSCI China Consumer Discretionary ETF (the "Fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/chiq. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X MSCI China Consumer Discretionary ETF	$33	0.65%

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$226,231,315	68	$733,589	13.22%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Consumer Discretionary
100.0%
Repurchase Agreements
0.2%
Futures Contracts
0.0%

Value	Value
Futures Contracts	0.0%
Repurchase Agreements	0.2%
Consumer Discretionary	100.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
BYD, Cl H	9.2%
Alibaba Group Holding	8.8%
PDD Holdings ADR	7.8%
Meituan, Cl B	7.1%
JD.com, Cl A	6.3%
Pop Mart International Group	4.3%
Trip.com Group	4.2%
Yum China Holdings	3.1%
ANTA Sports Products	2.9%
Li Auto, Cl A	2.8%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/chiq

GX-SA-CHIQ-2025

Global X Funds

Global X MSCI Norway ETF

Ticker: NORW

Principal Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report: April 30, 2025

This semi-annual shareholder report contains important information about the Global X MSCI Norway ETF (the "Fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/norw/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X MSCI Norway ETF	$26	0.50%

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$50,722,347	60	$117,778	3.37%

What did the Fund invest in?

Asset/Country WeightingsFootnote Reference*

Norway
89.4%
Brazil
3.1%
United Kingdom
2.1%
Faroe Islands
1.5%
Denmark
0.6%
Sweden
0.6%
Singapore
0.6%
South Africa
0.5%
Bermuda
0.1%
Repurchase Agreement
0.5%

Value	Value
Repurchase Agreement	0.5%
Bermuda	0.1%
South Africa	0.5%
Singapore	0.6%
Sweden	0.6%
Denmark	0.6%
Faroe Islands	1.5%
United Kingdom	2.1%
Brazil	3.1%
Norway	89.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
DNB Bank	13.2%
Equinor	11.3%
Kongsberg Gruppen	8.3%
Telenor	5.1%
Mowi	5.0%
Orkla	4.6%
Norsk Hydro	4.4%
Aker BP	4.0%
Yara International	3.1%
Storebrand	3.0%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/norw/

GX-SA-NORW-2025

Global X Funds

Global X FTSE Southeast Asia ETF

Ticker: ASEA

Principal Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report: April 30, 2025

This semi-annual shareholder report contains important information about the Global X FTSE Southeast Asia ETF (the "Fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/asea. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X FTSE Southeast Asia ETF	$32	0.65%

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$61,253,294	41	$189,754	4.41%

What did the Fund invest in?

Asset/Country WeightingsFootnote Reference*

Singapore 42.7%
Thailand 18.5%
Indonesia 17.3%
Malaysia 15.6%
Philippines 4.0%
China 1.0%
Repurchase Agreement 0.0%

Value	Value
Repurchase Agreement	0.0%
China	1.0%
Philippines	4.0%
Malaysia	15.6%
Indonesia	17.3%
Thailand	18.5%
Singapore	42.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
DBS Group Holdings	14.0%
Oversea-Chinese Banking	9.3%
United Overseas Bank	6.9%
Bank Central Asia	6.3%
Singapore Telecommunications	4.7%
Malayan Banking	3.8%
Bank Rakyat Indonesia Persero	3.5%
Public Bank	3.3%
Tenaga Nasional	3.1%
CIMB Group Holdings	2.9%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/asea

GX-SA-ASEA-2025

Global X Funds

Global X MSCI Argentina ETF

Ticker: ARGT

Principal Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report: April 30, 2025

This semi-annual shareholder report contains important information about the Global X MSCI Argentina ETF (the "Fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/argt/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X MSCI Argentina ETF	$32	0.59%

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$982,622,281	33	$2,690,261	10.86%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Consumer Discretionary
31.7%
Financials
19.1%
Energy
14.4%
Consumer Staples
13.9%
Utilities
8.4%
Materials
7.1%
Repurchase Agreements
2.5%
Communication Services
2.4%
Industrials
1.8%
Real Estate
1.2%

Value	Value
Real Estate	1.2%
Industrials	1.8%
Communication Services	2.4%
Repurchase Agreements	2.5%
Materials	7.1%
Utilities	8.4%
Consumer Staples	13.9%
Energy	14.4%
Financials	19.1%
Consumer Discretionary	31.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
MercadoLibre	25.3%
Grupo Financiero Galicia ADR	7.7%
YPF ADR	6.5%
Banco Macro ADR	5.1%
Cencosud	4.9%
SSR Mining	4.3%
Embotelladora Andina	4.3%
Vista Energy ADR	4.0%
Pampa Energia ADR	4.0%
Transportadora de Gas del Sur ADR	3.8%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/argt/

GX-SA-ARGT-2025

Global X Funds

Global X MSCI Greece ETF

Ticker: GREK

Principal Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report: April 30, 2025

This semi-annual shareholder report contains important information about the Global X MSCI Greece ETF (the "Fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/grek/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X MSCI Greece ETF	$32	0.56%

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$191,912,235	31	$464,032	11.07%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Financials
50.6%
Industrials
14.1%
Consumer Discretionary
11.5%
Utilities
6.4%
Energy
6.1%
Communication Services
4.9%
U.S. Treasury Obligation
4.7%
Materials
3.6%
Real Estate
1.4%
Consumer Staples
1.2%

Value	Value
Consumer Staples	1.2%
Real Estate	1.4%
Materials	3.6%
U.S. Treasury Obligation	4.7%
Communication Services	4.9%
Energy	6.1%
Utilities	6.4%
Consumer Discretionary	11.5%
Industrials	14.1%
Financials	50.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
National Bank of Greece	15.6%
Eurobank Ergasias Services and Holdings	12.3%
Piraeus Financial Holdings	10.0%
Alpha Services and Holdings	9.0%
OPAP	5.1%
Metlen Energy & Metals	5.0%
Hellenic Telecommunications Organization	4.9%
JUMBO	4.5%
Public Power	4.3%
Titan Cement International	3.6%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/grek/

GX-SA-GREK-2025

Global X Funds

Global X DAX Germany ETF

Ticker: DAX

Principal Listing Exchange: Nasdaq

Semi-Annual Shareholder Report: April 30, 2025

This semi-annual shareholder report contains important information about the Global X DAX Germany ETF (the "Fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/dax/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X DAX Germany ETF	$11	0.20%

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$226,477,089	41	$105,567	5.05%

What did the Fund invest in?

Asset/Country WeightingsFootnote Reference*

Germany
93.7%
France
5.3%
United States
0.5%
Futures Contracts
0.0%

Value	Value
Futures Contracts	0.0%
United States	0.5%
France	5.3%
Germany	93.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
SAP	16.2%
Siemens	9.4%
Allianz	8.7%
Deutsche Telekom	7.0%
Airbus	5.3%
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	5.0%
Rheinmetall	4.1%
Deutsche Boerse	3.3%
Siemens Energy	2.8%
Deutsche Bank	2.8%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/dax/

GX-SA-DAX-2025

Global X Funds

Global X MSCI Vietnam ETF

Ticker: VNAM

Principal Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report: April 30, 2025

This semi-annual shareholder report contains important information about the Global X MSCI Vietnam ETF (the "Fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/vnam. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X MSCI Vietnam ETF	$25	0.51%

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$10,778,755	63	$27,657	10.99%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Real Estate
28.7%
Financials
26.8%
Consumer Staples
15.5%
Materials
14.1%
Industrials
8.8%
Energy
2.1%
Utilities
1.9%
Consumer Discretionary
1.2%
Information Technology
0.8%

Value	Value
Information Technology	0.8%
Consumer Discretionary	1.2%
Utilities	1.9%
Energy	2.1%
Industrials	8.8%
Materials	14.1%
Consumer Staples	15.5%
Financials	26.8%
Real Estate	28.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Hoa Phat Group JSC	10.1%
Vingroup JSC	9.8%
Vinhomes JSC	7.5%
Bank for Foreign Trade of Vietnam JSC	6.0%
Masan Group	5.5%
Vietnam Dairy Products JSC	5.3%
SSI Securities	3.7%
Vincom Retail JSC	2.8%
Vietnam Prosperity JSC Bank	2.5%
Duc Giang Chemicals JSC	2.1%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/vnam

GX-SA-VNAM-2025

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual report.

Item 6. Schedule of Investments.

(a) The Schedules of Investments and Consolidated Schedules of Investments are included as part of the financial statements and financial highlights filed under Item 7 of this form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial statements and financial highlights are filed herein.

Global X MSCI Colombia ETF (ticker: COLO)
(formerly, ticker: GXG)
Global X MSCI China Consumer Discretionary ETF (ticker: CHIQ)
Global X MSCI Norway ETF (ticker: NORW)
Global X FTSE Southeast Asia ETF (ticker: ASEA)
Global X MSCI Argentina ETF (ticker: ARGT)
Global X MSCI Greece ETF (ticker: GREK)
Global X DAX Germany ETF (ticker: DAX)
Global X MSCI Vietnam ETF (ticker: VNAM)

Semi-Annual Financials and Other Information

April 30, 2025

Shares are bought and sold at market price (not NAV) and are not individually redeemed from a Fund. Shares may only be redeemed directly from a Fund by Authorized Participants, in very large creation/redemption units. Brokerage commissions will reduce returns.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X MSCI Colombia ETF

	Shares	Value
COMMON STOCK — 72.8%
CANADA — 3.7%
Energy — 1.6%
Parex Resources	174,648	$1,403,455

Utilities — 2.1%
BROOKFIELD RENEWABLE	65,792	1,871,402

TOTAL CANADA		3,274,857
CHILE — 4.4%
Consumer Discretionary — 2.2%
Empresas Copec	288,583	1,961,282

Utilities — 2.2%
Enel Americas	19,759,320	1,920,956

TOTAL CHILE		3,882,238
COLOMBIA — 57.4%
Energy — 11.7%
Canacol Energy * (A)	283,144	608,802
Ecopetrol	18,868,602	7,705,618
Geopark (A)	288,750	1,940,400
		10,254,820
Financials — 12.4%
Bancolombia	608,976	7,222,982
Financiera Colombiana *	636,326	2,494,702
Grupo de Inversiones Suramericana	117,520	1,196,352
		10,914,036
Materials — 11.2%
Aris Mining *	441,539	2,410,196
Cementos Argos	1,499,632	3,805,907
Grupo Argos	684,535	3,562,066
		9,778,169
Real Estate — 3.4%
Patrimonio Autonomo Estrategias Inmobiliarias ‡	174,044	2,969,149

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X MSCI Colombia ETF

	Shares	Value
COMMON STOCK — continued
Utilities — 18.7%
Celsia ESP	3,149,510	$2,997,421
Grupo Energia Bogota ESP	6,314,690	4,380,244
Interconexion Electrica ESP	1,742,104	8,991,026
		16,368,691
TOTAL COLOMBIA		50,284,865
GUATEMALA — 3.0%
Communication Services — 3.0%
Millicom International Cellular	75,799	2,618,097

UNITED STATES — 4.3%
Industrials — 4.3%
Tecnoglass	52,522	3,743,243

TOTAL COMMON STOCK (Cost $59,358,004)		63,803,300

PREFERRED STOCK — 27.0%
COLOMBIA—27.0%
Financials — 26.3%
Banco Davivienda *(B)	641,800	3,327,534
Bancolombia (B)	1,275,084	13,101,082
Grupo Aval Acciones y Valores (B)	24,495,597	3,328,730
Grupo de Inversiones Suramericana (B)	368,427	3,286,556
		23,043,902
Materials — 0.7%
Grupo Argos (B)	158,886	620,652
TOTAL COLOMBIA		23,664,554
TOTAL PREFERRED STOCK (Cost $21,059,676)		23,664,554

	Face Amount
U.S. TREASURY OBLIGATION — 2.3%
U.S. Treasury Bill 4.239%, 05/27/2025(C)	$2,000,000	1,993,895
TOTAL U.S. TREASURY OBLIGATION (Cost $1,993,896)		1,993,895

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X MSCI Colombia ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(D) — 1.4%
Bank of America Securities, Inc. 4.370%, dated 04/30/2025, to be repurchased on 05/01/2025, repurchase price $280,000 (collateralized by various U.S. Treasury Obligations, ranging in par value $64,195 - $318,799, 0.000% - 0.000%, 08/15/2031 - 11/15/2036, with a total market value of $285,565)	$279,966	$279,966
Citigroup Global Markets, Inc. 4.360%, dated 04/30/2025, to be repurchased on 05/01/2025, repurchase price $71,489 (collateralized by various U.S. Treasury Obligations, ranging in par value $3,436 - $40,719, 4.000% - 4.250%, 01/31/2029 - 11/15/2034, with a total market value of $71,892)	71,480	71,480
Deutsche Bank Securities, Inc. 4.350%, dated 04/30/2025, to be repurchased on 05/01/2025, repurchase price $280,000 (collateralized by various U.S. Treasury Obligations, ranging in par value $12,279 - $276,860, 3.875% - 4.000%, 07/31/2029 - 08/15/2034, with a total market value of $283,252)	279,966	279,966
Mizuho Securities USA LLC 4.360%, dated 04/30/2025, to be repurchased on 05/01/2025, repurchase price $280,000 (collateralized by various U.S. Treasury Obligations, ranging in par value $9,939 - $143,556, 0.750% - 3.500%, 11/15/2025 - 02/15/2033, with a total market value of $283,678)	279,966	279,966

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X MSCI Colombia ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(D) — continued
RBC Dominion Securities, Inc. 4.360%, dated 04/30/2025, to be repurchased on 05/01/2025, repurchase price $280,000 (collateralized by various U.S. Treasury Obligations, ranging in par value $113 - $131,416, 0.000% - 4.250%, 04/15/2026 - 08/15/2046, with a total market value of $284,536)	$279,966	$279,966
TOTAL REPURCHASE AGREEMENTS (Cost $1,191,344)		1,191,344
TOTAL INVESTMENTS — 103.5% (Cost $83,602,920)		$90,653,093

Percentages are based on Net Assets of $87,621,907.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	This security or a partial position of this security is on loan at April 30, 2025. The total market value of securities on loan at April 30, 2025 was $1,112,533.
(B)	There is currently no stated interest rate.
(C)	Interest rate represents the security’s effective yield at the time of purchase.
(D)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2025 was $1,191,344. The total value of non-cash collateral held from securities on loan as of April 30, 2025 was $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X MSCI Colombia ETF

The following is a summary of the level of inputs used as of April 30, 2025, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$63,803,300	$—	$—	$63,803,300
Preferred Stock	23,664,554	—	—	23,664,554
U.S. Treasury Obligation	—	1,993,895	—	1,993,895
Repurchase Agreements	—	1,191,344	—	1,191,344
Total Investments in Securities	$87,467,854	$3,185,239	$—	$90,653,093

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X MSCI China Consumer Discretionary ETF

	Shares	Value
COMMON STOCK — 100.0%
CHINA — 100.0%
Consumer Discretionary — 100.0%
Alibaba Group Holding	1,313,656	$19,904,649
Anhui Jianghuai Automobile Group, Cl A	157,000	786,597
ANTA Sports Products	548,096	6,498,952
BAIC BluePark New Energy Technology, Cl A *	396,500	402,867
Beijing Roborock Technology, Cl A	13,184	350,718
Bethel Automotive Safety Systems, Cl A	43,240	342,557
Bosideng International Holdings	5,035,100	2,610,172
BYD, Cl A	72,949	3,541,435
BYD, Cl H	436,380	20,832,253
CCOOP Group, Cl A *	1,299,800	482,519
Changzhou Xingyu Automotive Lighting Systems, Cl A	20,330	370,643
China Tourism Group Duty Free, Cl A	140,750	1,226,908
Chongqing Changan Automobile, Cl A	599,508	1,009,731
Chow Tai Fook Jewellery Group	2,391,600	3,201,260
Ecovacs Robotics, Cl A	40,950	289,958
Fuyao Glass Industry Group, Cl A	144,314	1,153,210
Fuyao Glass Industry Group, Cl H	450,000	3,182,908
Geely Automobile Holdings	3,000,200	6,329,487
Great Wall Motor, Cl A	180,400	560,060
Great Wall Motor, Cl H	1,820,797	2,610,967
Gree Electric Appliances of Zhuhai, Cl A	201,300	1,260,962
Guangzhou Automobile Group, Cl A	442,700	487,547
H World Group ADR	111,816	3,828,580
Haidilao International Holding	1,416,300	3,218,075
Haier Smart Home, Cl A	447,919	1,526,689
Haier Smart Home, Cl H	1,271,260	3,696,715
Hangzhou Great Star Industrial, Cl A	84,700	271,107
Hisense Home Appliances Group, Cl A	66,700	251,643
Hisense Home Appliances Group, Cl H (A)	411,400	1,252,020
HLA Group, Cl A	341,500	389,712
Huayu Automotive Systems, Cl A	226,880	555,253
Huizhou Desay Sv Automotive, Cl A	39,400	564,792
JD.com, Cl A	860,904	14,199,082
Li Auto, Cl A *	517,936	6,361,742
Li Ning	1,568,100	2,972,529

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X MSCI China Consumer Discretionary ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Meituan, Cl B *	959,600	$16,123,884
Midea Group *	274,700	2,605,412
Midea Group, Cl A	247,500	2,505,218
MINISO Group Holding	452,000	2,034,224
New Oriental Education & Technology Group	768,340	3,794,785
Ningbo Tuopu Group, Cl A	121,745	874,605
NIO, Cl A * (A)	894,140	3,626,279
Oppein Home Group, Cl A	36,055	327,674
PDD Holdings ADR *	166,123	17,537,605
Pop Mart International Group	389,900	9,744,106
SAIC Motor, Cl A	558,400	1,246,826
Sailun Group, Cl A	236,453	397,274
Seres Group, Cl A	108,100	1,936,323
Shandong Linglong Tyre, Cl A	103,534	202,706
Shenzhou International Group Holdings	491,892	3,412,613
Sichuan Changhong Electric, Cl A	332,000	479,294
TAL Education Group ADR *	288,235	2,522,056
Tongcheng Travel Holdings	1,145,500	3,028,196
TravelSky Technology, Cl H	1,113,200	1,553,229
Trip.com Group	156,772	9,461,268
Vipshop Holdings ADR	224,185	3,053,400
XPeng, Cl A *	676,276	6,353,142
Yadea Group Holdings	1,433,500	2,595,373
Yum China Holdings	161,582	6,998,116
Zhejiang China Commodities City Group, Cl A	396,200	835,086
Zhejiang Leapmotor Technology *	601,700	4,317,976
Zhejiang Supor, Cl A	37,926	293,106
Zhejiang Wanfeng Auto Wheel, Cl A	151,100	347,149
Zhongsheng Group Holdings	992,600	1,500,158

TOTAL CHINA		226,231,382
TOTAL COMMON STOCK (Cost $264,993,799)		226,231,382

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X MSCI China Consumer Discretionary ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — 0.2%
Bank of America Securities, Inc. 4.370%, dated 04/30/2025, to be repurchased on 05/01/2025, repurchase price $38,909 (collateralized by various U.S. Treasury Obligations, ranging in par value $8,920 - $44,300, 0.000% - 0.000%, 08/15/2031 - 11/15/2036, with a total market value of $39,682)	$38,904	$38,904
Mizuho Securities USA LLC 4.360%, dated 04/30/2025, to be repurchased on 05/01/2025, repurchase price $249,030 (collateralized by various U.S. Treasury Obligations, ranging in par value $8,840 - $127,678, 0.750% - 3.500%, 11/15/2025 - 02/15/2033, with a total market value of $252,301)	249,000	249,000
RBC Dominion Securities, Inc. 4.360%, dated 04/30/2025, to be repurchased on 05/01/2025, repurchase price $249,030 (collateralized by various U.S. Treasury Obligations, ranging in par value $101 - $116,881, 0.000% - 4.250%, 04/15/2026 - 08/15/2046, with a total market value of $253,064)	249,000	249,000

TOTAL REPURCHASE AGREEMENTS (Cost $536,904)		536,904
TOTAL INVESTMENTS — 100.2% (Cost $265,530,703)		$226,768,286

Percentages are based on Net Assets of $226,231,315.

A list of the open futures contracts held by the Fund at April 30, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation
Long Contracts
MSCI CHINA FUTURE	1	Jun-2025	$26,404	$27,820	$1,416

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X MSCI China Consumer Discretionary ETF

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at April 30, 2025. The total market value of securities on loan at April 30, 2025 was $502,324.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2025 was $536,904. The total value of non-cash collateral held from securities on loan as of April 30, 2025 was $0.

The following is a summary of the level of inputs used as of April 30, 2025, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$226,231,382	$—	$—	$226,231,382
Repurchase Agreements	—	536,904	—	536,904
Total Investments in Securities	$226,231,382	$536,904	$—	$226,768,286
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$1,416	$—	$—	$1,416
Total Other Financial Instruments	$1,416	$—	$—	$1,416

*	Futures contracts are valued at unrealized appreciation on the instrument.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X MSCI Norway ETF

	Shares	Value
COMMON STOCK — 98.5%
BERMUDA — 0.1%
Energy — 0.1%
Cool (A)	7,251	$45,450

BRAZIL — 3.1%
Materials — 3.1%
Yara International	49,358	1,595,456

DENMARK — 0.6%
Industrials — 0.6%
Cadeler *	61,979	323,344

FAROE ISLANDS — 1.5%
Consumer Staples — 1.5%
Bakkafrost P/F	15,064	757,562

NORWAY — 89.4%
Communication Services — 8.1%
Schibsted, Cl A	21,821	664,102
Schibsted, Cl B	28,856	832,014
Telenor	171,871	2,588,851
		4,084,967
Consumer Discretionary — 0.7%
Europris	47,235	351,189

Consumer Staples — 12.9%
Austevoll Seafood	26,727	251,034
Grieg Seafood (A)	15,319	96,390
Leroy Seafood Group	79,905	349,519
Mowi	139,122	2,550,359
Orkla	209,537	2,335,834
Salmar	19,681	972,667
		6,555,803
Energy — 20.7%
Aker BP	94,446	2,032,830
Aker Solutions	80,568	218,009

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X MSCI Norway ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
BLUENORD *	7,107	$408,466
BW Offshore	24,984	68,544
DNO	129,461	148,662
DOF Group *	44,050	343,439
Equinor	250,406	5,744,636
FLEX LNG	9,593	232,194
Frontline	43,248	728,797
Odfjell Drilling	28,792	149,375
TGS	58,562	434,558
		10,509,510
Financials — 24.6%
DNB Bank	267,646	6,679,568
Gjensidige Forsikring	59,620	1,394,781
Protector Forsikring	16,029	564,959
Sparebank 1 Nord Norge	28,431	380,215
Sparebank 1 Oestlandet	14,198	236,863
SpareBank 1 SMN	38,694	702,018
SpareBank 1 SR-Bank	61,557	981,830
Storebrand	126,867	1,528,039
		12,468,273
Industrials — 14.9%
Aker, Cl A	6,646	384,534
AutoStore Holdings *	327,342	146,784
Golden Ocean Group	38,257	294,031
Hexagon Composites *	30,869	55,249
Hoegh Autoliners	33,680	269,571
Kongsberg Gruppen	26,290	4,228,730
MPC Container Ships	112,222	165,574
Norconsult Norge	32,618	147,836
Norwegian Air Shuttle *	215,007	282,289
Odfjell, Cl A	6,172	58,030
Stolt-Nielsen	6,959	156,360
TOMRA Systems	66,189	1,037,200
Wallenius Wilhelmsen, Cl B	31,548	227,408
Wilh Wilhelmsen Holding, Cl A	3,362	125,792
		7,579,388

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X MSCI Norway ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — 2.2%
Crayon Group Holding *	23,662	$282,941
Kitron	54,050	265,821
Nordic Semiconductor *	54,669	540,367
		1,089,129
Materials — 4.9%
Elkem *	86,370	151,586
Elopak	32,145	131,277
Norsk Hydro	420,371	2,213,343
		2,496,206
Real Estate — 0.4%
Entra *	16,330	188,654

TOTAL NORWAY		45,323,119
SINGAPORE — 0.6%
Energy — 0.6%
BW LPG (A)	28,466	283,838

SOUTH AFRICA — 0.5%
Utilities — 0.5%
Scatec *	35,465	270,349

SWEDEN — 0.6%
Information Technology — 0.6%
Atea	23,112	316,482

UNITED KINGDOM — 2.1%
Energy — 2.1%
Paratus Energy Services	18,866	64,512
Subsea 7	67,736	1,022,251

TOTAL UNITED KINGDOM		1,086,763
TOTAL COMMON STOCK (Cost $58,231,423)		50,002,363

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X MSCI Norway ETF

	Face Amount	Value
REPURCHASE AGREEMENT(B) — 0.5%
Natwest Markets Securities, Inc. 4.360%, dated 04/30/2025, to be repurchased on 05/01/2025, repurchase price $234,110 (collateralized by various U.S. Treasury Obligations, ranging in par value $42 - $47,880, 0.000% - 5.500%, 06/03/2025 - 02/15/2046, with a total market value of $236,943) (Cost $234,082)	$234,082	$234,082
TOTAL INVESTMENTS — 99.0% (Cost $58,465,505)		$50,236,445

Percentages are based on Net Assets of $50,722,347.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at April 30, 2025. The total market value of securities on loan at April 30, 2025 was $314,246.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2025 was $234,082. The total value of non-cash collateral held from securities on loan as of April 30, 2025 was $94,263.

The following is a summary of the level of inputs used as of April 30, 2025, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$50,002,363	$—	$—	$50,002,363
Repurchase Agreement	—	234,082	—	234,082
Total Investments in Securities	$50,002,363	$234,082	$—	$50,236,445

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X FTSE Southeast Asia ETF

	Shares	Value
COMMON STOCK — 99.1%
CHINA — 1.0%
Consumer Staples — 1.0%
Wilmar International	259,132	$607,294

INDONESIA — 17.3%
Communication Services — 1.6%
Telkom Indonesia Persero	6,052,675	962,594

Financials — 13.3%
Bank Central Asia	7,254,639	3,856,758
Bank Mandiri Persero	5,794,268	1,706,866
Bank Negara Indonesia Persero	1,937,992	488,000
Bank Rakyat Indonesia Persero	9,133,684	2,118,355
		8,169,979
Industrials — 1.3%
Astra International	2,636,455	762,349

Materials — 1.1%
Amman Mineral Internasional *	1,631,600	700,310

TOTAL INDONESIA		10,595,232
MALAYSIA — 15.6%
Financials — 10.6%
CIMB Group Holdings	1,090,145	1,798,802
Hong Leong Bank	79,900	369,966
Malayan Banking	992,739	2,298,369
Public Bank	1,942,055	2,011,816
		6,478,953
Health Care — 1.0%
IHH Healthcare	395,797	634,743

Materials — 0.9%
Press Metal Aluminium Holdings	480,526	545,673

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X FTSE Southeast Asia ETF

	Shares	Value
COMMON STOCK — continued
Utilities — 3.1%
Tenaga Nasional	599,144	$1,924,481

TOTAL MALAYSIA		9,583,850
PHILIPPINES — 4.0%
Financials — 2.6%
Bank of the Philippine Islands	274,400	687,781
BDO Unibank	307,637	883,448
		1,571,229
Industrials — 1.4%
International Container Terminal Services	142,860	870,127

TOTAL PHILIPPINES		2,441,356
SINGAPORE — 42.7%
Communication Services — 4.7%
Singapore Telecommunications	983,958	2,848,557

Financials — 30.2%
DBS Group Holdings	263,865	8,578,593
Oversea-Chinese Banking	460,808	5,699,663
United Overseas Bank	158,702	4,210,337
		18,488,593
Industrials — 4.9%
Keppel	185,500	931,975
Singapore Airlines	180,547	927,832
Singapore Technologies Engineering	199,100	1,129,916
		2,989,723
Real Estate — 2.9%
CapitaLand Integrated Commercial Trust ‡	712,509	1,173,236
CapitaLand Investment	298,310	628,286
		1,801,522
TOTAL SINGAPORE		26,128,395
THAILAND — 18.5%
Communication Services — 2.9%
Advanced Info Service NVDR	146,034	1,289,628

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X FTSE Southeast Asia ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
True NVDR *	1,365,200	$494,505
		1,784,133
Consumer Staples — 2.9%
CP ALL NVDR	777,617	1,198,841
CP AXTRA NVDR	200,784	151,767
Thai Beverage	1,058,800	405,453
		1,756,061
Energy — 3.7%
PTT NVDR	1,869,315	1,734,733
PTT Exploration & Production NVDR	179,485	534,613
		2,269,346
Financials — 3.1%
Kasikornbank NVDR	229,165	1,094,202
SCB X NVDR	219,807	783,027
		1,877,229
Health Care — 1.8%
Bangkok Dusit Medical Services NVDR	1,526,436	1,096,676

Industrials — 1.0%
Airports of Thailand NVDR	558,859	639,915

Information Technology — 1.7%
Delta Electronics Thailand NVDR	364,110	1,068,187

Utilities — 1.4%
GULF DEVELOPMENT NVDR	595,146	872,988

TOTAL THAILAND		11,364,535
TOTAL COMMON STOCK (Cost $58,367,961)		60,720,662

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X FTSE Southeast Asia ETF

	Face Amount	Value
REPURCHASE AGREEMENT(A) — 0.0%
Natwest Markets Securities, Inc. 4.360%, dated 04/30/2025, to be repurchased on 05/01/2025, repurchase price $2 (collateralized by various U.S. Treasury Obligations, ranging in par value $0 - $0, 0.000% - 5.500%, 06/03/2025 - 02/15/2046, with a total market value of $2) (Cost $2)	$2	$2
TOTAL INVESTMENTS — 99.1% (Cost $58,367,963)		$60,720,664

Percentages are based on Net Assets of $61,253,294.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2025 was $2. The total value of non-cash collateral held from securities on loan as of April 30, 2025 was $0.

The following is a summary of the level of inputs used as of April 30, 2025, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$60,720,662	$—	$—	$60,720,662
Repurchase Agreement	—	2	—	2
Total Investments in Securities	$60,720,662	$2	$—	$60,720,664

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X MSCI Argentina ETF

	Shares	Value
COMMON STOCK — 95.7%
ARGENTINA — 54.2%
Communication Services — 2.4%
Telecom Argentina ADR	2,457,813	$23,570,427

Consumer Discretionary — 3.7%
Despegar.com *	1,850,309	36,007,013

Consumer Staples — 1.1%
Cresud SACIF y A ADR (A)	1,031,753	11,338,965

Energy — 14.4%
Transportadora de Gas del Sur ADR *	1,476,900	37,557,567
Vista Energy ADR *	875,985	39,568,243
YPF ADR *	2,149,699	64,061,030
		141,186,840
Financials — 19.1%
Banco BBVA Argentina ADR (A)	1,824,860	36,880,421
Banco Macro ADR	567,141	50,203,321
Grupo Financiero Galicia ADR (A)	1,260,613	76,141,025
Grupo Supervielle ADR	1,621,597	24,323,955
		187,548,722
Industrials — 1.8%
Corp America Airports *	925,385	17,998,738

Materials — 2.1%
Bioceres Crop Solutions * (A)	809,190	3,439,058
Loma Negra Cia Industrial Argentina ADR * (A)	1,514,315	16,960,328
		20,399,386
Real Estate — 1.2%
IRSA Inversiones y Representaciones ADR	859,874	11,943,650

Utilities — 8.4%
Central Puerto ADR	2,402,324	25,248,425
Empresa Distribuidora Y Comercializadora Norte ADR * (A)	591,826	17,890,900

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X MSCI Argentina ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Pampa Energia ADR * (A)	552,302	$39,207,919
		82,347,244
TOTAL ARGENTINA		532,340,985
BRAZIL — 28.8%
Consumer Discretionary — 28.0%
Arcos Dorados Holdings, Cl A	3,372,811	25,802,004
MercadoLibre *	106,767	248,857,862
		274,659,866
Consumer Staples — 0.8%
Adecoagro (A)	868,293	8,109,857

TOTAL BRAZIL		282,769,723
CANADA — 5.0%
Materials — 5.0%
Lithium Americas Argentina * (A)	3,193,405	6,565,750
SSR Mining *	3,986,636	42,368,650

TOTAL CANADA		48,934,400
CHILE — 7.7%
Consumer Staples — 7.7%
Cencosud	14,108,384	47,794,528
Cia Cervecerias Unidas	3,651,612	27,757,153

TOTAL CHILE		75,551,681
TOTAL COMMON STOCK (Cost $858,821,889)		939,596,789

PREFERRED STOCK — 4.3%
CHILE— 4.3%
Consumer Staples — 4.3%
Embotelladora Andina (B)	10,002,283	42,355,523
TOTAL PREFERRED STOCK (Cost $28,880,608)		42,355,523

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X MSCI Argentina ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(C) — 2.5%
Bank of America Securities, Inc. 4.380%, dated 04/30/2025, to be repurchased on 05/01/2025, repurchase price $1,916,498 (collateralized by various U.S. Government Obligations, ranging in par value $3,114 - $895,924, 2.000% - 6.000%, 05/01/2036 - 04/01/2055, with a total market value of $1,946,669)	$1,916,265	$1,916,265
Citigroup Global Markets, Inc. 4.360%, dated 04/30/2025, to be repurchased on 05/01/2025, repurchase price $5,888,883 (collateralized by various U.S. Treasury Obligations, ranging in par value $283,050 - $3,354,268, 4.000% - 4.250%, 01/31/2029 - 11/15/2034, with a total market value of $5,922,144)	5,888,170	5,888,170
Daiwa Capital Markets America, Inc. 4.370%, dated 04/30/2025, to be repurchased on 05/01/2025, repurchase price $4,833,954 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $358 - $1,007,372, 1.500% - 7.500%, 04/30/2027 - 05/01/2055, with a total market value of $4,909,998)	4,833,367	4,833,367
HSBC Securities USA, Inc. 4.370%, dated 04/30/2025, to be repurchased on 05/01/2025, repurchase price $2,455,971 (collateralized by various U.S. Treasury Obligations, ranging in par value $10,143 - $2,980,614, 0.000% - 3.625%, 04/15/2028 - 11/15/2054, with a total market value of $2,502,933)	2,455,673	2,455,673
HSBC Securities USA, Inc. 4.380%, dated 04/30/2025, to be repurchased on 05/01/2025, repurchase price $3,432,915 (collateralized by various U.S. Government Obligations, ranging in par value $412 - $1,357,372, 1.170% - 6.500%, 05/01/2028 - 04/01/2055, with a total market value of $3,490,234)	3,432,497	3,432,497

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X MSCI Argentina ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(C) — continued
Natwest Markets Securities, Inc. 4.360%, dated 04/30/2025, to be repurchased on 05/01/2025, repurchase price $3,229,191 (collateralized by various U.S. Treasury Obligations, ranging in par value $576 - $660,427, 0.000% - 5.500%, 06/03/2025 - 02/15/2046, with a total market value of $3,268,264)	$3,228,800	$3,228,800
Nomura Securities International, Inc. 4.360%, dated 04/30/2025, to be repurchased on 05/01/2025, repurchase price $1,220,346 (collateralized by various U.S. Government Obligations, ranging in par value $715 - $455,278, 2.000% - 6.848%, 10/01/2030 - 01/01/2059, with a total market value of $1,240,646)	1,220,198	1,220,198
RBC Dominion Securities, Inc. 4.370%, dated 04/30/2025, to be repurchased on 05/01/2025, repurchase price $2,081,326 (collateralized by various U.S. Government Obligations, ranging in par value $263 - $3,527,098, 2.000% - 7.500%, 01/01/2034 - 09/15/2059, with a total market value of $2,115,677)	2,081,073	2,081,073
TOTAL REPURCHASE AGREEMENTS (Cost $25,056,043)		25,056,043
TOTAL INVESTMENTS — 102.5% (Cost $912,758,540)		$1,007,008,355

Percentages are based on Net Assets of $982,622,281.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at April 30, 2025. The total market value of securities on loan at April 30, 2025 was $26,544,743.
(B)	There is currently no stated interest rate.
(C)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2025 was $25,056,043. The total value of non-cash collateral held from securities on loan as of April 30, 2025 was $2,183,340.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X MSCI Argentina ETF

The following is a summary of the level of inputs used as of April 30, 2025, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$939,596,789	$—	$—	$939,596,789
Preferred Stock	42,355,523	—	—	42,355,523
Repurchase Agreements	—	25,056,043	—	25,056,043
Total Investments in Securities	$981,952,312	$25,056,043	$—	$1,007,008,355

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)

Global X MSCI Greece ETF

	Shares	Value
COMMON STOCK — 99.8%
GREECE — 96.2%
Communication Services — 4.9%
Hellenic Telecommunications Organization	493,914	$9,387,566

Consumer Discretionary — 11.5%
Autohellas Tourist and Trading	138,236	1,781,967
FF Group *(A)	452,712	5
FF Group ADR *(A)	198,300	2
Intralot -Integrated Information Systems & Gaming Services *	1,639,695	1,938,482
JUMBO	273,796	8,652,414
OPAP	441,494	9,821,573
		22,194,443
Consumer Staples — 1.2%
Sarantis	153,061	2,348,896

Energy — 6.1%
HELLENiQ ENERGY Holdings	407,353	3,530,825
Motor Oil Hellas Corinth Refineries	257,515	6,235,159
Tsakos Energy Navigation	122,038	2,040,475
		11,806,459
Financials — 50.6%
Alpha Services and Holdings	7,165,007	17,332,198
Eurobank Ergasias Services and Holdings	8,373,940	23,616,852
Hellenic Exchanges - Athens Stock Exchange	359,729	2,150,932
National Bank of Greece	2,838,827	29,992,109
Optima bank	267,056	4,857,220
Piraeus Financial Holdings	3,429,979	19,140,351
		97,089,662
Industrials — 14.1%
Aegean Airlines	208,447	2,796,038
Athens International Airport	293,937	3,053,978
Capital Clean Energy Carriers	84,856	1,600,384
Ellaktor	513,266	756,159
GEK TERNA	249,540	5,185,394
Intrakat Technical And Energy Projects *	318,004	1,787,575
Metlen Energy & Metals	203,083	9,603,561

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)

Global X MSCI Greece ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Piraeus Port Authority	49,316	$2,214,371
		26,997,460
Real Estate — 1.4%
LAMDA Development *	351,879	2,647,993

Utilities — 6.4%
Athens Water Supply & Sewage	272,886	1,802,282
Holding ADMIE IPTO	668,427	2,188,325
Public Power	550,008	8,234,177
		12,224,784
TOTAL GREECE		184,697,263
UNITED STATES — 3.6%
Materials — 3.6%
Titan Cement International	150,003	6,948,530

TOTAL COMMON STOCK (Cost $148,307,484)		191,645,793
	Face Amount
U.S. TREASURY OBLIGATION — 4.7%
U.S. Treasury Bill
4.238%, 05/27/2025(B)	$9,000,000	8,972,526
TOTAL U.S. TREASURY OBLIGATION (Cost $8,972,534)		8,972,526
TOTAL INVESTMENTS — 104.5% (Cost $157,280,018)		$200,618,319

Percentages are based on Net Assets of $191,912,235.

*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	Interest rate represents the security’s effective yield at the time of purchase.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)

Global X MSCI Greece ETF

The following is a summary of the level of inputs used as of April 30, 2025, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$191,645,786	$—	$7	$191,645,793
U.S. Treasury Obligation	—	8,972,526	—	8,972,526
Total Investments in Securities	$191,645,786	$8,972,526	$7	$200,618,319

(1)	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)

Global X DAX Germany ETF

	Shares	Value
COMMON STOCK — 96.6%
FRANCE — 5.3%
Industrials — 5.3%
Airbus	72,185	$12,070,494

GERMANY — 90.8%
Communication Services — 7.0%
Deutsche Telekom	441,466	15,858,049

Consumer Discretionary — 6.8%
adidas	22,073	5,060,957
Bayerische Motoren Werke	36,520	3,084,501
Continental	13,207	1,027,495
Mercedes-Benz Group	88,351	5,269,725
Zalando *	29,044	1,055,515
		15,498,193
Consumer Staples — 0.7%
Beiersdorf	11,529	1,625,095

Financials — 22.2%
Allianz	47,382	19,610,988
Commerzbank	127,501	3,365,435
Deutsche Bank	239,048	6,244,541
Deutsche Boerse	23,093	7,442,157
Hannover Rueck	7,325	2,351,461
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	16,409	11,221,615
		50,236,197
Health Care — 4.9%
Bayer	120,313	3,149,720
Fresenius & KGaA *	50,349	2,392,393
Fresenius Medical Care	25,660	1,298,314
Merck KGaA	15,823	2,192,592
Siemens Healthineers	37,256	2,006,581
		11,039,600
Industrials — 21.2%
Brenntag	15,045	1,001,860

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)

Global X DAX Germany ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Daimler Truck Holding	66,708	$2,666,197
Deutsche Post	122,252	5,212,768
MTU Aero Engines	6,586	2,275,191
Rheinmetall	5,437	9,264,594
Siemens	92,253	21,178,235
Siemens Energy *	83,421	6,404,745
		48,003,590
Information Technology — 18.5%
Infineon Technologies	160,251	5,262,761
SAP	126,361	36,671,551
		41,934,312
Materials — 4.6%
BASF	109,507	5,555,641
Heidelberg Materials	16,154	3,199,766
Symrise, Cl A	15,377	1,775,076
		10,530,483
Real Estate — 1.3%
Vonovia	85,861	2,853,900

Utilities — 3.6%
E.ON	275,510	4,827,767
RWE	82,807	3,219,279
		8,047,046
TOTAL GERMANY		205,626,465
UNITED STATES — 0.5%
Health Care — 0.5%
QIAGEN	26,652	1,143,852

TOTAL COMMON STOCK (Cost $198,641,662)		218,840,811

PREFERRED STOCK — 2.9%
GERMANY—2.9%
Consumer Discretionary — 1.8%
Dr Ing hc F Porsche (A)	13,503	676,761

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)

Global X DAX Germany ETF

	Shares	Value
PREFERRED STOCK — continued
Consumer Discretionary — continued
Porsche Automobil Holding (A)	18,720	$769,697
Volkswagen (A)	25,233	2,737,567
		4,184,025
Consumer Staples — 0.7%
Henkel & KGaA (A)	19,961	1,552,043
Health Care — 0.4%
Sartorius (A)	3,104	801,317
TOTAL GERMANY		6,537,385
TOTAL PREFERRED STOCK (Cost $7,782,437)		6,537,385
TOTAL INVESTMENTS — 99.5% (Cost $206,424,099)		$225,378,196

Percentages are based on Net Assets of $226,477,089.

A list of the open futures contracts held by the Fund at April 30, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation
Long Contracts Mini DAX Index	7	Jun-2025	$861,776	$899,369	$18,275

*	Non-income producing security.
(A)	There is currently no stated interest rate.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)

Global X DAX Germany ETF

The following is a summary of the level of inputs used as of April 30, 2025, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$218,840,811	$—	$—	$218,840,811
Preferred Stock	6,537,385	—	—	6,537,385
Total Investments in Securities	$225,378,196	$—	$—	$225,378,196
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts* Unrealized Appreciation	$18,275	$—	$—	$18,275
Total Other Financial Instruments	$18,275	$—	$—	$18,275

*	Futures contracts are valued at unrealized appreciation on the instrument.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X MSCI Vietnam ETF

	Shares	Value
COMMON STOCK — 99.9%
VIETNAM — 99.9%
Consumer Discretionary — 1.2%
FPT DIGITAL RETAIL JSC *	19,280	$124,406

Consumer Staples — 15.5%
DABACO Vietnam Group JSC *	57,400	60,590
HAGL JSC *	182,500	91,934
KIDO Group	50,973	111,335
Masan Group *	248,420	597,049
Saigon Beer Alcohol Beverage	45,000	83,234
Thanh Thanh Cong - Bien Hoa JSC *	128,858	84,237
Vietnam Dairy Products JSC	257,800	571,016
Vinh Hoan	35,580	67,999
		1,667,394
Energy — 2.1%
PetroVietnam Drilling & Well Services JSC *	96,052	64,638
PetroVietnam Technical Service	82,600	81,314
Petrovietnam Transportation	61,450	49,269
Vietnam National Petroleum Group	22,600	29,461
		224,682
Financials — 26.8%
Bank for Foreign Trade of Vietnam JSC *	294,603	649,135
Bank for Investment and Development of Vietnam JSC *	97,283	129,249
FPT Securities JSC	43,080	61,957
Nam A Commercial JSB *	139,800	88,971
Sai Gon-Ha Noi Securities JSC	154,303	72,983
Saigon - Hanoi Commercial Joint Stock Bank	429,828	208,261
Saigon Thuong Tin Commercial JSB *	99,600	149,754
SSI Securities	447,285	394,739
Vietcap Securities JSC	126,582	180,101
Vietnam Export Import Commercial JSB	196,947	143,517
Vietnam Joint Stock Commercial Bank for Industry and Trade *	75,689	108,273
Vietnam Prosperity JSC Bank	419,400	266,913
VIX Securities JSC *	462,395	212,483

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X MSCI Vietnam ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
VNDirect Securities	402,350	$225,892
		2,892,228
Industrials — 8.8%
Binh Minh Plastics JSC	9,900	55,048
Development Investment Construction JSC *	105,180	59,456
Gelex Group JSC	151,200	154,078
Ha Do Group JSC	58,901	53,001
Hoang Huy Investment Financial Services JSC *	119,916	79,314
IDICO JSC	56,940	79,263
PC1 Group JSC *	62,938	50,462
Tasco JSC *	125,700	59,938
Vietjet Aviation JSC *	57,200	189,163
Vietnam Construction and Import-Export JSC *	103,357	84,657
Viettel Construction Joint Stock	12,200	39,783
Viettel Post Joint Stock	10,900	46,106
		950,269
Information Technology — 0.8%
CMC *	29,700	35,918
Digiworld	37,686	47,316
		83,234
Materials — 14.1%
Duc Giang Chemicals JSC	65,480	229,136
Hoa Phat Group JSC *	1,105,114	1,083,653
Hoa Sen Group	107,030	56,797
Nam Kim Steel JSC *	78,580	35,959
PetroVietNam Ca Mau Fertilizer JSC	46,800	58,129
Petrovietnam Fertilizer & Chemicals JSC	48,200	60,609
		1,524,283
Real Estate — 28.7%
CEO Group JSC *	92,470	43,737
Dat Xanh Group JSC *	153,729	89,560
Khang Dien House Trading and Investment JSC *	178,109	180,472
Kinh Bac City Development Holding *	132,600	116,258
Kosy JSC *	30,300	44,975

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X MSCI Vietnam ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Novaland Investment Group *	336,391	$147,466
Phat Dat Real Estate Development *	138,513	82,027
Sai Gon VRG Investment	33,495	81,789
Song da Urban & Industrial Zone Investment & Development JSC *	12,900	43,157
Van Phu - Invest Investment JSC *	45,864	93,827
Vincom Retail JSC *	328,100	298,387
Vingroup JSC *	404,400	1,057,458
Vinhomes JSC *	362,000	812,951
		3,092,064
Utilities — 1.9%
Binh Duong Water Environment JSC	30,900	58,105
PetroVietnam Gas JSC	24,744	55,473
PetroVietnam Power *	206,100	93,916
		207,494
TOTAL VIETNAM		10,766,054
TOTAL COMMON STOCK (Cost $11,182,366)		10,766,054
TOTAL INVESTMENTS — 99.9% (Cost $11,182,366)		$10,766,054

Percentages are based on Net Assets of $10,778,755.

*	Non-income producing security.

As of April 30, 2025, all of the Fund’s investments were considered Level 2, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Glossary (abbreviations which may be used in the preceding Schedules of Investments):

Fund Abbreviations

ADR — American Depositary Receipt

Cl — Class

DAX — Deutscher Aktien Index

JSC — Joint-Stock Company

NVDR — Non-Voting Depositary Receipt

Statements of Assets and Liabilities

April 30, 2025 (Unaudited)

	Global X MSCI Colombia ETF		Global X MSCI China Consumer Discretionary ETF		Global X MSCI Norway ETF
Assets:
Cost of Investments	$82,411,576		$264,993,799		$58,231,423
Cost of Repurchase Agreement	1,191,344		536,904		234,082
Cost (Proceeds) of Foreign Currency	639,039		619		—
Investments, at Value	$89,461,749	*	$226,231,382	*	$50,002,363	*
Repurchase Agreement, at Value	1,191,344		536,904		234,082
Cash	—		116,821		105,621
Foreign Currency, at Value	641,156		620		—
Dividend, Interest, and Securities Lending Income Receivable	12,152		2,153		558,458
Reclaim Receivable	1,244		—		75,425
Cash pledged as collateral on Futures Contracts	—		2,734		—
Total Assets	91,307,645		226,890,614		50,975,949
Liabilities:
Obligation to Return Securities Lending Collateral	1,191,344		536,904		234,082
Payable for Investment Securities Purchased	2,115,812		—		—
Payable due to Investment Adviser	43,509		121,800		19,520
Unrealized Depreciation on Spot Contracts	476		—		—
Payable for Variation Margin on Futures Contracts	—		150		—
Cash Overdraft	334,506		—		—
Custodian Fees Payable	91		445		—
Total Liabilities	3,685,738		659,299		253,602
Net Assets	$87,621,907		$226,231,315		$50,722,347
Net Assets Consist of:
Paid-in Capital	$181,386,438		$582,931,073		$113,479,399
Total Accumulated Losses	(93,764,531)		(356,699,758)		(62,757,052)
Net Assets	$87,621,907		$226,231,315		$50,722,347
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	3,149,699		10,850,000		1,896,111
Net Asset Value, Offering and Redemption Price Per Share	$27.82		$20.85		$26.75
*Includes Market Value of Securities on Loan	$1,112,533		$502,324		$314,246

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities

April 30, 2025 (Unaudited)

	Global X FTSE Southeast Asia ETF		Global X MSCI Argentina ETF		Global X MSCI Greece ETF
Assets:
Cost of Investments	$58,367,961		$887,702,497		$157,280,018
Cost of Repurchase Agreement	2		25,056,043		—
Cost (Proceeds) of Foreign Currency	66,232		(311,475)		6,107
Investments, at Value	$60,720,662	*	$981,952,312	*	$200,618,319
Repurchase Agreement, at Value	2		25,056,043		—
Cash	1,802		2,478,433		135,989
Foreign Currency, at Value	66,239		—		6,104
Dividend, Interest, and Securities Lending Income Receivable	495,798		367,475		249,561
Reclaim Receivable	—		643		—
Total Assets	61,284,503		1,009,854,906		201,009,973
Liabilities:
Obligation to Return Securities Lending Collateral	2		25,056,043		—
Payable due to Investment Adviser	31,077		455,699		81,053
Unrealized Depreciation on Spot Contracts	110		—		—
Payable for Investment Securities Purchased	—		1,399,468		8,972,534
Unrealized Depreciation on Forward Foreign Currency Contracts	—		9,936		—
Overdraft of Foreign Currency	—		311,475		—
Custodian Fees Payable	20		4		44,151
Total Liabilities	31,209		27,232,625		9,097,738
Net Assets	$61,253,294		$982,622,281		$191,912,235
Net Assets Consist of:
Paid-in Capital	$70,392,211		$846,381,780		$367,295,537
Total Distributable Earnings (Accumulated Losses)	(9,138,917)		136,240,501		(175,383,302)
Net Assets	$61,253,294		$982,622,281		$191,912,235
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	3,800,000		11,494,975		3,915,644
Net Asset Value, Offering and Redemption Price Per Share	$16.12		$85.48		$49.01
*Includes Market Value of Securities on Loan	$—		$26,544,743		$—

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities

April 30, 2025 (Unaudited)

	Global X DAX Germany ETF	Global X MSCI Vietnam ETF
Assets:
Cost of Investments	$206,424,099	$11,182,366
Cost (Proceeds) of Foreign Currency	68,562	71
Investments, at Value	$225,378,196	$10,766,054
Cash	354,027	7,252
Foreign Currency, at Value	68,562	71
Reclaim Receivable	602,357	—
Dividend, Interest, and Securities Lending Income Receivable	33,830	9,574
Unrealized Appreciation on Spot Contracts	85	—
Cash pledged as collateral on Futures Contracts	72,296	—
Receivable for Variation Margin on Futures Contracts	159	—
Total Assets	226,509,512	10,782,951
Liabilities:
Payable due to Investment Adviser	32,326	4,196
Custodian Fees Payable	97	—
Total Liabilities	32,423	4,196
Net Assets	$226,477,089	$10,778,755
Net Assets Consist of:
Paid-in Capital	$206,303,125	$15,120,262
Total Distributable Earnings (Accumulated Losses)	20,173,964	(4,341,507)
Net Assets	$226,477,089	$10,778,755
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	5,470,000	710,000
Net Asset Value, Offering and Redemption Price Per Share	$41.40	$15.18

The accompanying notes are an integral part of the financial statements.

Statements of Operations

For the period ended April 30, 2025 (Unaudited)

	Global X MSCI Colombia ETF	Global X MSCI China Consumer Discretionary ETF	Global X MSCI Norway ETF
Investment Income:
Dividend Income	$3,937,018	$935,161	$1,913,408
Interest Income	8,075	9,958	1,473
Security Lending Income, Net	10,660	20,777	2,967
Less: Foreign Taxes Withheld	(446,696)	(2,316)	(436,481)
Total Investment Income	3,509,057	963,580	1,481,367

Expenses:
Supervision and Administration Fees(1)	168,063	733,589	117,778
Custodian Fees(2)	1,808	1,110	134
Total Expenses	169,871	734,699	117,912
Net Investment Income	3,339,186	228,881	1,363,455

Net Realized Gain (Loss) on:
Investments(3)	(1,819,746)	(17,712,111)	(2,000,763)
Futures Contracts	—	31,209	—
Foreign Currency Transactions	(157,403)	(3,079)	3,756
Net Realized Gain (Loss)	(1,977,149)	(17,683,981)	(1,997,007)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	9,745,434	20,083,608	4,999,767
Futures Contracts	—	1,416	—
Foreign Currency Translations	2,371	1	3,995
Net Change in Unrealized Appreciation (Depreciation)	9,747,805	20,085,025	5,003,762
Net Realized and Unrealized Gain (Loss)	7,770,656	2,401,044	3,006,755
Net Increase in Net Assets Resulting from Operations	$11,109,842	$2,629,925	$4,370,210

(1)	The Supervision and Administration fees includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in the Notes to Financial Statements.)
(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in the Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Operations

For the period ended April 30, 2025 (Unaudited)

	Global X FTSE Southeast Asia ETF	Global X MSCI Argentina ETF	Global X MSCI Greece ETF
Investment Income:
Dividend Income	$1,785,121	$5,013,580	$1,625,533
Interest Income	2,143	34,989	10,419
Security Lending Income, Net	376	920,866	133
Less: Foreign Taxes Withheld	(139,578)	(643,048)	(50,971)
Total Investment Income	1,648,062	5,326,387	1,585,114

Expenses:
Supervision and Administration Fees(1)	189,754	2,690,261	464,032
Custodian Fees(2)	95	14,740	11,990
Total Expenses	189,849	2,705,001	476,022
Net Investment Income	1,458,213	2,621,386	1,109,092

Net Realized Gain (Loss) on:
Investments(3)	(881,943)	89,915,385	19,739,609
Foreign Currency Transactions	(2,929)	(364,537)	21,253
Net Realized Gain (Loss)	(884,872)	89,550,848	19,760,862
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(1,457,657)	5,498,123	20,851,614
Foreign Currency Translations	1,781	1,289	431
Net Change in Unrealized Appreciation (Depreciation)	(1,455,876)	5,499,412	20,852,045
Net Realized and Unrealized Gain (Loss)	(2,340,748)	95,050,260	40,612,907
Net Increase (Decrease) in Net Assets Resulting from Operations	$(882,535)	$97,671,646	$41,721,999

(1)	The Supervision and Administration fees includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in the Notes to Financial Statements.)
(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in the Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Operations

For the period ended April 30, 2025 (Unaudited)

	Global X DAX Germany ETF	Global X MSCI Vietnam ETF
Investment Income:
Dividend Income	$1,015,641	$40,364
Interest Income	1,034	1,052
Reclaim Income	37,256	—
Less: Foreign Taxes Withheld	(127,953)	—
Total Investment Income	925,978	41,416
Expenses:
Supervision and Administration Fees(1)	105,567	27,657
Custodian Fees(2)	112	849
Total Expenses	105,679	28,506
Net Investment Income	820,299	12,910

Net Realized Gain (Loss) on:
Investments(3)	5,574,953	(728,171)
Futures Contracts	111,502	—
Foreign Currency Transactions	2,638	(10,938)
Net Realized Gain (Loss)	5,689,093	(739,109)

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	10,670,976	285,646
Futures Contracts	10,399	—
Foreign Currency Translations	26,346	158
Net Change in Unrealized Appreciation (Depreciation)	10,707,721	285,804
Net Realized and Unrealized Gain (Loss)	16,396,814	(453,305)
Net Increase (Decrease) in Net Assets Resulting from Operations	$17,217,113	$(440,395)

(1)	The Supervision and Administration fees includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in the Notes to Financial Statements.)
(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in the Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X MSCI Colombia ETF		Global X MSCI China Consumer Discretionary ETF
	Period Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024	Period Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
Operations:
Net Investment Income	$3,339,186	$2,878,839	$228,881	$4,711,483
Net Realized Gain (Loss)	(1,977,149)	(2,618,910)	(17,683,981)	(103,049,083)
Net Change in Unrealized Appreciation (Depreciation)	9,747,805	6,816,061	20,085,025	134,356,877
Net Increase in Net Assets Resulting from Operations	11,109,842	7,075,990	2,629,925	36,019,277
Distributions:	(1,496,677)	(2,642,478)	(4,048,491)	(7,138,578)
Capital Share Transactions:
Issued	47,157,327	11,249,579	16,338,977	12,169,384
Redeemed	(4,711,168)	(9,963,103)	(31,131,726)	(76,158,952)
Increase (Decrease) in Net Assets from Capital Share Transactions	42,446,159	1,286,476	(14,792,749)	(63,989,568)
Total Increase (Decrease) in Net Assets	52,059,324	5,719,988	(16,211,315)	(35,108,869)
Net Assets:
Beginning of Year/Period	35,562,583	29,842,595	242,442,630	277,551,499
End of Year/Period	$87,621,907	$35,562,583	$226,231,315	$242,442,630
Share Transactions:
Issued	1,790,000	480,000	700,000	550,000
Redeemed	(180,000)	(430,000)	(1,580,000)	(4,480,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	1,610,000	50,000	(880,000)	(3,930,000)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X MSCI Norway ETF		Global X FTSE Southeast Asia ETF
	Period Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024	Period Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
Operations:
Net Investment Income	$1,363,455	$2,683,681	$1,458,213	$1,664,508
Net Realized Gain (Loss)	(1,997,007)	(3,327,219)	(884,872)	(218,532)
Net Change in Unrealized Appreciation (Depreciation)	5,003,762	6,991,036	(1,455,876)	6,105,268
Net Increase (Decrease) in Net Assets Resulting from Operations	4,370,210	6,347,498	(882,535)	7,551,244
Distributions:	(1,172,437)	(2,631,333)	(834,337)	(1,664,882)
Capital Share Transactions:
Issued	2,039,699	2,235,529	6,577,975	20,307,949
Redeemed	(3,212,685)	(11,319,529)	(1,629,322)	(6,454,860)
Increase (Decrease) in Net Assets from Capital Share Transactions	(1,172,986)	(9,084,000)	4,948,653	13,853,089
Total Increase (Decrease) in Net Assets	2,024,787	(5,367,835)	3,231,781	19,739,451
Net Assets:
Beginning of Year/Period	48,697,560	54,065,395	58,021,513	38,282,062
End of Year/Period	$50,722,347	$48,697,560	$61,253,294	$58,021,513
Share Transactions:
Issued	80,000	90,000	410,000	1,200,000
Redeemed	(130,000)	(460,000)	(100,000)	(430,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(50,000)	(370,000)	310,000	770,000

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X MSCI Argentina ETF		Global X MSCI Greece ETF
	Period Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024	Period Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
Operations:
Net Investment Income	$2,621,386	$5,382,214	$1,109,092	$7,851,418
Net Realized Gain (Loss)	89,550,848	15,462,684	19,760,862	3,209,596
Net Change in Unrealized Appreciation (Depreciation)	5,499,412	97,399,678	20,852,045	21,150,006
Net Increase in Net Assets Resulting from Operations	97,671,646	118,244,576	41,721,999	32,211,020
Distributions:	(10,453,919)	(2,397,304)	(6,492,797)	(4,100,078)
Capital Share Transactions:
Issued	662,012,186	355,550,715	9,417,345	16,323,456
Redeemed	(226,971,535)	(61,871,179)	(44,690,349)	(6,188,438)
Increase (Decrease) in Net Assets from Capital Share Transactions	435,040,651	293,679,536	(35,273,004)	10,135,018
Total Increase (Decrease) in Net Assets	522,258,378	409,526,808	(43,802)	38,245,960
Net Assets:
Beginning of Year/Period	460,363,903	50,837,095	191,956,037	153,710,077
End of Year/Period	$982,622,281	$460,363,903	$191,912,235	$191,956,037
Share Transactions:
Issued	7,940,000	6,040,000	200,000	420,000
Redeemed	(2,770,000)	(1,040,000)	(1,100,000)	(150,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	5,170,000	5,000,000	(900,000)	270,000

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X DAX Germany ETF		Global X MSCI Vietnam ETF
	Period Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024	Period Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
Operations:
Net Investment Income	$820,299	$1,628,970	$12,910	$81,750
Net Realized Gain (Loss)	5,689,093	3,384,981	(739,109)	(409,923)
Net Change in Unrealized Appreciation (Depreciation)	10,707,721	10,538,086	285,804	1,210,935
Net Increase (Decrease) in Net Assets Resulting from Operations	17,217,113	15,552,037	(440,395)	882,762
Distributions:	(181,204)	(1,646,912)	(111,374)	(34,825)
Capital Share Transactions:
Issued	158,122,418	20,910,316	469,865	1,937,443
Redeemed	(19,089,222)	(11,716,528)	(1,064,529)	—
Increase (Decrease) in Net Assets from Capital Share Transactions	139,033,196	9,193,788	(594,664)	1,937,443
Total Increase (Decrease) in Net Assets	156,069,105	23,098,913	(1,146,433)	2,785,380
Net Assets:
Beginning of Year/Period	70,407,984	47,309,071	11,925,188	9,139,808
End of Year/Period	$226,477,089	$70,407,984	$10,778,755	$11,925,188
Share Transactions:
Issued	3,930,000	650,000	30,000	110,000
Redeemed	(550,000)	(360,000)	(70,000)	—
Net Increase (Decrease) in Shares Outstanding from Share Transactions	3,380,000	290,000	(40,000)	110,000

The accompanying notes are an integral part of the financial statements.

Page intentionally left blank.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X MSCI Colombia ETF
2025 (Unaudited)§	23.10	1.54	4.18	5.72	(1.00)	—	—
2024	20.03	1.70	2.95	4.65	(1.58)	—	—
2023	19.68	1.41	0.37 ^	1.78	(1.43)	—	—
2022	30.76	2.26	(11.49)	(9.23)	(1.85)	—	—
2021	23.26	0.64	7.73	8.37	(0.87)	—	—
2020(1)	38.16	1.14	(15.00)	(13.86)	(1.04)	—	—
Global X MSCI China Consumer Discretionary ETF
2025 (Unaudited)§	20.67	0.02	0.53	0.55	(0.37)	—	—
2024	17.72	0.35	3.10	3.45	(0.50)	—	—
2023	14.55	0.08	3.14	3.22	(0.05)	—	—
2022	29.94	0.06	(15.39)	(15.33)	(0.06)	—	—
2021	29.45	—	0.51 ^	0.51	(0.02)	—	—
2020	17.68	0.04	11.89	11.93	(0.16)	—	—
Global X MSCI Norway ETF (2)
2025 (Unaudited)§	25.02	0.72	1.61	2.33	(0.60)	—	—
2024	23.34	1.32	1.67	2.99	(1.31)	—	—
2023	24.43	1.13	(0.90)	0.23	(1.32)	—	—
2022	32.01	1.05	(7.93)	(6.88)	(0.70)	—	—
2021	20.12	0.42	11.94	12.36	(0.46)	—	(0.01)
2020(3)	24.52	0.42	(4.38)	(3.96)	(0.44)	—	—

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
§	For the period ended April 30, 2025.
^	The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains on investments for the period because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.
(1)	Per share amounts have been adjusted for a 1 for 4 reverse share split on April 28, 2020. (See Note 9 in the Notes to Financial Statements.)
(2)	On October 29, 2021, the Global X MSCI Norway ETF (the “Acquired Fund”) was reorganized into the Global X FTSE Nordic Region ETF (the “Acquiring Fund”), each a separate series of the Trust (together, the “Combined Fund”) and the Combined Fund was renamed the Global X MSCI Norway ETF. As a result of the Reorganization as of the close of business on October 29, 2021, the Combined Fund assumed the performance and accounting history of the Acquired Fund. Accordingly, performance figures for the Combined Fund for periods prior to the date of the Reorganization represent the performance of the Acquired Fund. (See Note 1 in the Notes to Financial Statements.)
(3)	Per share data for the Acquired Fund has been restated for periods prior to the reorganization to reflect the conversion ratio of 0.4766 in effect on the reorganization date of October 29, 2021. (See Note 1 in the Notes to Financial Statements).

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover Rate (%)††

(1.00)	27.82	25.75	87,622	0.62	†	12.12	†	19.78
(1.58)	23.10	23.21	35,563	0.62		7.04		38.17
(1.43)	20.03	9.09	29,843	0.63		6.93		36.17
(1.85)	19.68	(31.39)	20,857	0.62		8.01		50.35
(0.87)	30.76	35.98	41,831	0.61		2.21		16.08
(1.04)	23.26	(36.91)	34,181	0.62		3.91		20.85

(0.37)	20.85	2.83	226,231	0.65	†	0.20	†	13.22
(0.50)	20.67	20.00	242,443	0.65		2.00		32.76
(0.05)	17.72	22.10	277,551	0.65		0.44		15.93
(0.06)	14.55	(51.28)	214,216	0.65		0.25		22.64
(0.02)	29.94	1.73	649,503	0.65		—		34.56
(0.16)	29.45	67.98	393,118	0.65		0.21		32.56

(0.60)	26.75	9.67	50,722	0.50	†	5.78	†	3.37
(1.31)	25.02	12.74	48,698	0.50		5.27		15.89
(1.32)	23.34	0.87	54,065	0.51		4.57		10.01
(0.70)	24.43	(21.72)	99,105	0.50		3.72		15.58
(0.47)	32.01	64.44	103,935	0.50		3.09		9.74
(0.44)	20.12	(16.32)	33,570	0.50		1.92		8.38

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X FTSE Southeast Asia ETF
2025 (Unaudited)§	16.63	0.40	(0.67)	(0.27)	(0.24)	—	—
2024	14.07	0.58	2.60	3.18	(0.62)	—	—
2023	14.02	0.55	(0.06)	0.49	(0.44)	—	—
2022	15.10	0.39	(0.86)	(0.47)	(0.61)	—	—
2021	11.66	0.62	3.09	3.71	(0.27)	—	—
2020	15.95	0.37	(4.27)	(3.90)	(0.39)	—	—
Global X MSCI Argentina ETF
2025 (Unaudited)§	72.79	0.24	13.40	13.64	(0.95)	—	—
2024	38.37	1.33	33.83	35.16	(0.74)	—	—
2023	31.13	0.96	7.02	7.98	(0.74)	—	—
2022	33.00	0.77	(1.99)	(1.22)	(0.65)	—	—
2021	23.64	0.26	9.21	9.47	(0.11)	—	—
2020	21.83	0.06	1.83	1.89	(0.08)	—	—
Global X MSCI Greece ETF
2025 (Unaudited)§	39.86	0.28	10.55	10.83	(1.68)	—	—
2024	33.81	1.64	5.28	6.92	(0.87)	—	—
2023	24.14	0.79	9.79	10.58	(0.91)	—	—
2022	27.98	0.73	(3.94)	(3.21)	(0.63)	—	—
2021	17.68	0.47	10.36	10.83	(0.53)	—	—
2020(1)	29.91	0.66	(12.20)	(11.54)	(0.69)	—	—

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
§	For the period ended April 30, 2025.
(1)	Per share amounts have been adjusted for a 1 for 3 reverse share split on April 28, 2020. (See Note 9 in the Notes to Financial Statements.)

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover Rate (%)††

(0.24)	16.12	(1.61)	61,253	0.65	†	4.99	†	4.41
(0.62)	16.63	23.18	58,022	0.65		3.81		10.59
(0.44)	14.07	3.37	38,282	0.65		3.66		11.40
(0.61)	14.02	(3.13)	37,861	0.65		2.67		13.92
(0.27)	15.10	31.94	35,776	0.65		4.27		13.46
(0.39)	11.66	(24.82)	20,981	0.65		2.77		5.98

(0.95)	85.48	18.79	982,622	0.59	†	0.57	†	10.86
(0.74)	72.79	92.36	460,364	0.59		2.26		29.63
(0.74)	38.37	25.68	50,837	0.59		2.35		36.49
(0.65)	31.13	(3.42)	26,930	0.59		2.52		44.70
(0.11)	33.00	40.09	34,810	0.59		0.85		31.35
(0.08)	23.64	8.61	38,421	0.60		0.25		49.17

(1.68)	49.01	28.26	191,912	0.56	†	1.31	†	11.07
(0.87)	39.86	20.64	191,956	0.57		4.08		24.24
(0.91)	33.81	44.57	153,710	0.57		2.42		29.17
(0.63)	24.14	(11.63)	107,078	0.57		2.83		24.34
(0.53)	27.98	61.52	151,828	0.56		1.76		38.42
(0.69)	17.68	(39.39)	109,016	0.58		2.81		28.48

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X DAX Germany ETF
2025 (Unaudited)§	33.69	0.29	7.51	7.80	(0.09)	—	—
2024	26.28	0.82	7.36	8.18	(0.77)	—	—
2023	22.74	0.86	3.44	4.30	(0.76)	—	—
2022	32.86	0.95	(10.13)	(9.18)	(0.94)	—	—
2021	25.21	0.62	7.95	8.57	(0.92)	—	—
2020	27.28	0.87	(2.64)	(1.77)	(0.30)	—	—
Global X MSCI Vietnam ETF
2025 (Unaudited)§	15.90	0.02	(0.59)	(0.57)	(0.15)	—	—
2024	14.28	0.11	1.56	1.67	(0.05)	—	—
2023	14.67	0.16	(0.40)	(0.24)	(0.15)	—	—
2022(1)	25.64	0.22	(11.12)	(10.90)	(0.07)	—	—

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
§	For the period ended April 30, 2025.
+	Effective March 1, 2021, the Fund’s management fees were permanently lowered to 0.20%. Prior to March 1, 2021, the ratio of Expenses to Average Net Assets included the effect of a waiver. If these offsets were excluded, the ratio would have been 0.27% and 0.45% for the years ended October 31, 2021 and October 31, 2020, respectively.
(1)	The Fund commenced operations on December 7, 2021.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover Rate (%)††

(0.09)	41.40	23.22	226,477	0.20	†	1.55	†	5.05
(0.77)	33.69	31.32	70,408	0.20		2.55		6.71
(0.76)	26.28	18.65	47,309	0.20		3.05		16.81
(0.94)	22.74	(28.29)	39,339	0.21		3.52		10.74
(0.92)	32.86	34.06	44,033	0.20	+	1.90		24.22
(0.30)	25.21	(6.53)	23,948	0.20	+	3.30		10.93

(0.15)	15.18	(3.61)	10,779	0.51	†	0.23	†	10.99
(0.05)	15.90	11.71	11,925	0.51		0.70		13.16
(0.15)	14.28	(1.71)	9,140	0.55		0.99		44.49
(0.07)	14.67	(42.60)	2,787	0.50	†	1.12	†	78.28

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements

April 30, 2025 (Unaudited)

1. ORGANIZATION

Global X Funds (the “Trust”) is a Delaware statutory trust formed on March 6, 2008. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company. As of April 30, 2025, the Trust had one hundred six portfolios, ninety-five of which were operational. The financial statements herein and the related notes pertain to the Global X MSCI Colombia ETF, Global X MSCI China Consumer Discretionary ETF, Global X MSCI Norway ETF, Global X FTSE Southeast Asia ETF, Global X MSCI Argentina ETF, Global X MSCI Greece ETF, Global X DAX Germany ETF, and Global X MSCI Vietnam ETF (each a “Fund”, and collectively, the “Funds”). Each Fund has elected non-diversified status under the 1940 Act.

On August 4, 2021, the Board of Trustees (the “Board”) of the Trust unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) providing for the tax-free reorganization (the “Reorganization”) of the Global X MSCI Norway ETF (the “Acquired Fund”) with and into the Global X FTSE Nordic Region ETF (the “Acquiring Fund”), each a separate series of the Trust (together, the “Combined Fund”). The Agreement provided for: (1) the transfer of all of the assets of the Acquired Fund to the Acquiring Fund solely in exchange for (A) the issuance of the shares of beneficial interest of the Acquiring Fund (collectively, the “Acquiring Fund Shares” and each, an “Acquiring Fund Share”) to the Acquired Fund, and (B) the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund on the closing date of the Reorganization (the “Closing Date”), and (2) the distribution by the Acquired Fund, on or promptly after the Closing Date as provided in the Agreement, of the Acquiring Fund Shares to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund. Effective as of the close of business on October 29, 2021, the Acquired Fund was reorganized into the Combined Fund, and the Combined Fund was renamed the Global X MSCI Norway ETF. The Acquiring Fund is the legal surviving entity in the Reorganization, while the Acquired Fund is the accounting survivor or continuing portfolio for purposes of financial and performance history of the Combined Fund. See Note 11 in the Notes to Financial Statements.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds.

USE OF ESTIMATES — The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”). The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could materially differ from those estimates.

Notes to Financial Statements (Continued)

April 30, 2025 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

RETURN OF CAPITAL ESTIMATES — Distributions received by the Funds from underlying master limited partnership (“MLP”) and real estate investment trust (“REIT”) investments generally are comprised of income and return of capital. The Funds record investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from the MLPs, REITs and other industry sources. These estimates may subsequently be revised based on information received from the MLPs and REITs after their tax reporting periods are concluded.

SECURITY VALUATION — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market (“NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Standard Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent mean between the quoted bid and asked prices, which approximates fair value (absent both bid and asked prices on such exchange, the bid price may be used).

For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates as of the reporting date. The exchange rates used by the Trust for valuation are captured as of the New York or London close each day.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the “Fair Value Procedures”) established by Global X Management Company LLC, the Funds’ investment adviser (the “Adviser”), and approved by the Board. Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the “valuation designee” to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a fair value committee (the “Committee”) of the Adviser. Some of the more common reasons that may necessitate that a security be valued using the Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from its primary trading exchange; the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Funds may fair value a security if an event that may materially affect the value of the Funds’ security that is traded outside the United States (a “Significant Event”) has occurred between the time of the security’s last close and the time that each Fund calculates its net asset value (“NAV”). A Significant Event may relate to a single issuer or to an entire market sector. Events that may

Notes to Financial Statements (Continued)

April 30, 2025 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate their NAVs, it may request that a Committee meeting be called. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration all relevant information reasonably available to the Committee.

If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less will be valued at their market value. Prices for most securities held by the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received upon the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 – Other significant observable inputs (including quoted prices in non-active markets, quoted prices for similar investments, fair value of investments for which the Funds have the ability to fully redeem tranches at NAV as of the measurement date or within the near term, and short-term investments valued at amortized cost); and

Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments, and fair value of investments for

Notes to Financial Statements (Continued)

April 30, 2025 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

which the Funds do not have the ability to fully redeem tranches at NAV as of the measurement date or within the near term).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. For details of the investment classification, reference the Schedule of Investments.

The unobservable inputs used to determine fair value of Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

DUE TO/FROM BROKERS — Due to/from brokers includes cash and collateral balances with the Funds’ clearing brokers or counterparties as of April 30, 2025. The Funds continuously monitor the credit standing of each broker or counterparty with whom they conduct business. In the event a broker or counterparty is unable to fulfill its obligations, the Funds would be subject to counterparty credit risk.

REPURCHASE AGREEMENTS — Securities pledged as collateral for repurchase agreements are held by The Bank of New York Mellon (“BNY Mellon”), the Funds’ custodian (“Custodian”), and are designated as being held on each Fund’s behalf by the Custodian under a book-entry system. Each Fund monitors the adequacy of the collateral on a daily basis and can require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest.

It is each Fund’s policy to only enter into repurchase agreements with banks and other financial institutions which are deemed by the Adviser to be creditworthy. The Funds bear the risk of loss in the event that the counterparty to a repurchase agreement defaults on its obligations and the Funds are prevented from exercising their rights to dispose of the underlying securities received as collateral. For financial statement purposes, the Funds record the securities lending collateral (included in repurchase agreements, at value, or restricted cash) as an asset and the obligation to return securities lending collateral as a liability on the Statements of Assets and Liabilities.

Repurchase agreements are entered into by the Funds under Master Repurchase Agreements (“MRA”) which permit the Funds, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Funds.

Notes to Financial Statements (Continued)

April 30, 2025 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

FEDERAL INCOME TAXES — It is each Fund’s intention to qualify, or continue to qualify, as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements except as described below.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax positions in the current period; however, management’s conclusions regarding tax positions may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), and on-going analysis of and changes to tax laws and regulations, and interpretations thereof.

If a Fund has foreign tax filings that have not been made, the tax years that remain subject to examination may date back to the inception of the Fund.

As of and during the reporting period ended April 30, 2025, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense on the Statements of Operations. During the reporting period, the Funds did not incur any interest or penalties.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on the trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from the settlement date. Amortization of premiums and accretion of discounts is included in interest income.

FOREIGN CURRENCY TRANSACTIONS AND TRANSLATION — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are

Notes to Financial Statements (Continued)

April 30, 2025 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions and translations represent net foreign exchange gains or losses from foreign currency spot contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

FOREIGN CURRENCY CONTRACTS — To the extent consistent with its investment policies, each Fund may invest in forward foreign currency exchange contracts and foreign currency futures contracts. No Fund, however, expects to engage in currency transactions for speculative purposes or for the purpose of hedging against declines in the value of a Fund’s assets that are denominated in a foreign currency. A Fund may enter into forward foreign currency exchange contracts and foreign currency futures contracts to facilitate local settlements or to protect against currency exposure in connection with its distributions to shareholders. Foreign currency exchange contracts involve an obligation to purchase or sell a specified currency on a future date at a price set at the time of the contract. Forward currency contracts do not eliminate fluctuations in the values of portfolio securities but rather allow a Fund to establish a rate of exchange for a future point in time. Foreign currency futures contracts involve an obligation to deliver or acquire the specified amount of a specific currency, at a specified price and at a specified future time. Such futures contracts may be settled on a net cash payment basis rather than by the sale and delivery of the underlying currency. A Fund may incur costs in connection with forward foreign currency exchange and futures contracts and conversions of foreign currencies and U.S. dollars. The net realized gain or loss on forward foreign currency contracts is reflected in the Statements of Operations and the net unrealized gains (losses) are included as a component of the net change in unrealized appreciation (depreciation) on forward foreign currency contracts in the Statements of Operations. As of April 30, 2025, there were no foreign currency exchange contracts and foreign currency futures contracts held by the Funds.

FUTURES CONTRACTS — To the extent consistent with its investment objective and strategies, each Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the

Notes to Financial Statements (Continued)

April 30, 2025 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. It is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. A futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate a futures transaction.

Futures contracts shall be valued at the settlement price established each day by the board of the exchange on which they are traded. The daily settlement prices for financial futures are provided by an independent source.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to the Funds’ Schedule of Investments for details regarding open futures contracts as of April 30, 2025, if applicable.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — The Funds distribute their net investment income on a pro rata basis. Any net investment income and net realized capital gains are distributed at least annually. All distributions are recorded on the ex-dividend date.

CASH OVERDRAFT CHARGES — Per the terms of an agreement with BNY Mellon, if a Fund for which BNY Mellon is Custodian has a cash overdraft, it will be charged interest at a rate then charged by BNY Mellon to its institutional custody clients in the relevant currency. Cash overdraft charges are included in Custodian fees on the Statements of Operations.

CREATION UNITS — The Funds issue and redeem their shares (“Shares”) on a continuous basis at net asset value (“NAV”) and only in large blocks of 10,000 Shares, referred to as “Creation Units”. Purchasers of Creation Units (each, an “Authorized Participant”) at NAV must pay a standard creation transaction fee per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an Authorized Participant on the same day. An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee per transaction to the Funds’ Custodian on the date of such redemption, regardless of the number of Creation Units redeemed that day.

Notes to Financial Statements (Continued)

April 30, 2025 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

If a Creation Unit is purchased or redeemed for cash, an additional variable fee may be charged. The following table discloses Creation Unit breakdown:

	Creation Unit Shares	Creation Fee	Redemption Fee
Global X MSCI Colombia ETF	10,000	$700	$700
Global X MSCI China Consumer Discretionary ETF	10,000	600	600
Global X MSCI Norway ETF	10,000	300	300
Global X FTSE Southeast Asia ETF	10,000	600	600
Global X MSCI Argentina ETF	10,000	250	250
Global X MSCI Greece ETF	10,000	400	400
Global X DAX Germany ETF	10,000	250	250
Global X MSCI Vietnam ETF	10,000	1,000	1,000

SEGMENT REPORTING – The Funds have adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period, with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole, thereby enabling better understanding of how an entity’s segments impact overall performance. The Funds’ adoption of ASU 2023- 07 impacted financial statement disclosures only and did not affect the Funds’ financial position or results of operations.

The Adviser’s Chief Financial Officer acts as each Fund’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Funds. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each Fund’s financial statements.

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS

On July 2, 2018, the Adviser consummated a transaction pursuant to which it became an indirect, wholly-owned subsidiary of Mirae Asset Global Investments Co., Ltd. (“Mirae”). In this manner, the Adviser is ultimately controlled by Mirae.

The Adviser serves as the investment adviser and the administrator for the Funds. Subject to the supervision of the Board, the Adviser is responsible for managing the investment activities of the Funds and the Funds’ business affairs and other administrative matters and, provides or causes to be furnished, all supervisory, administrative and other services reasonably necessary for the operation of the Funds, including certain distribution

Notes to Financial Statements (Continued)

April 30, 2025 (Unaudited)

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS (continued)

services (provided pursuant to a separate distribution agreement), certain shareholder and distribution-related services (provided pursuant to a separate Rule 12b-1 Plan and related agreements) and investment advisory services (provided pursuant to a separate Investment Advisory Agreement), under what is essentially an “all-in” fee structure.

For the Adviser’s service to the respective Funds, under a supervision and administration agreement (the “Supervision and Administration Agreement”), each Fund pays a monthly fee to the Adviser at the annual rate below (stated as a percentage of the average daily net assets of the Fund) (the “Supervision and Administrative Fee”). In addition, the Funds bear other expenses, directly and indirectly, that are not covered by the Supervision and Administration Agreement, which may vary and affect the total expense ratios of the Funds, such as taxes, brokerage fees, commissions, certain custodian fees, and other transaction expenses, interest expenses, acquired fund fees and extraordinary expenses (such as litigation and indemnification expenses).

The following table discloses supervision and administration fees payable pursuant to the Supervision and Administration Agreement:

Supervision and Administration Fee
Global X MSCI Colombia ETF	0.61%
Global X MSCI China Consumer Discretionary ETF	0.65%
Global X MSCI Norway ETF	0.50%
Global X FTSE Southeast Asia ETF	0.65%
Global X MSCI Argentina ETF	0.59%
Global X MSCI Greece ETF	0.55%
Global X DAX Germany ETF	0.20%
Global X MSCI Vietnam ETF	0.50%

SEI Investments Global Funds Services (“SEIGFS”) serves as sub-administrator to the Funds. As sub-administrator, SEIGFS provides the Funds with all required general administrative services, including, without limitation: office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting and secretarial services; the calculation of NAV; and assistance with the preparation and filing of reports, registration statements, proxy statements and other materials required to be filed or furnished by the Funds under federal and state securities laws. As compensation for these services, SEIGFS receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser.

Notes to Financial Statements (Continued)

April 30, 2025 (Unaudited)

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS (continued)

SEI Investments Distribution Co. (“SIDCO”) serves as the Funds’ underwriter and distributor of Creation Units pursuant to a distribution agreement (the “Distribution Agreement”). SIDCO has no obligation to sell any specific quantity of Shares of the Funds. SIDCO bears the following costs and expenses relating to the distribution of Shares: (i) the costs of processing and maintaining records of creations of Creation Units; (ii) all costs of maintaining the records required of a registered broker/dealer; (iii) the expenses of maintaining its registration or qualification as a dealer or broker under federal or state laws; (iv) filing fees; and (v) all other expenses incurred in connection with the distribution services as contemplated in the Distribution Agreement. SIDCO receives no fee from the Funds for its distribution services under the Distribution Agreement; rather the Adviser compensates SIDCO for certain expenses, out-of-pocket costs, and transaction fees.

For all Funds, BNY Mellon serves as Custodian and transfer agent to the Trust on behalf of the Funds. As Custodian, BNY Mellon may appoint domestic and foreign sub-custodians and use depositories from time to time to hold securities and other instruments purchased by the Trust in foreign countries and to hold cash and currencies for the Trust on behalf of the Funds. Under its transfer agency agreement with the Trust, BNY Mellon has undertaken with the Trust to provide the following services with respect to the Funds for which it serves as Transfer Agent: (i) perform and facilitate the performance of purchases and redemptions of Creation Units, (ii) prepare and transmit by means of Depository Trust Company’s (“DTC”) book-entry system payments for dividends and distributions on or with respect to the Shares declared by the Trust on behalf of the Funds, as applicable, (iii) prepare and deliver reports, information and documents as specified in the transfer agency agreement, (iv) perform the customary services of a transfer agent and dividend disbursing agent, and (v) render certain other miscellaneous services as specified in the transfer agency agreement or as otherwise agreed upon.

4. INVESTMENT TRANSACTIONS

For the period ended April 30, 2025, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government and short-term securities were:

	Purchases	Sales and Maturities
Global X MSCI Colombia ETF	$48,009,589	$11,433,474
Global X MSCI China Consumer Discretionary ETF	30,146,247	30,760,659
Global X MSCI Norway ETF	1,604,189	2,030,218
Global X FTSE Southeast Asia ETF	4,017,443	2,594,756
Global X MSCI Argentina ETF	145,711,663	96,472,340
Global X MSCI Greece ETF	19,075,975	24,522,098
Global X DAX Germany ETF	6,259,004	5,675,781
Global X MSCI Vietnam ETF	1,239,045	1,943,614

During the period ended April 30, 2025, there were no purchases or sales of long-term U.S. Government securities for the Funds.

Notes to Financial Statements (Continued)

April 30, 2025 (Unaudited)

4. INVESTMENT TRANSACTIONS (continued)

For the period ended April 30, 2025, in-kind transactions associated with creations and redemptions were:

	Purchases	Sales	Realized Gain (Loss)
Global X MSCI Colombia ETF	$8,281,566	$809,835	$209,867
Global X MSCI China Consumer Discretionary ETF	2,663,221	20,509,839	3,430,830
Global X MSCI Norway ETF	2,037,903	3,213,391	216,060
Global X FTSE Southeast Asia ETF	4,995,693	1,294,697	288,094
Global X MSCI Argentina ETF	589,992,267	212,365,607	90,493,405
Global X MSCI Greece ETF	9,289,228	44,691,864	18,546,262
Global X DAX Germany ETF	157,803,793	19,045,254	6,200,120

5. DERIVATIVE TRANSACTIONS

The following tables show the derivatives categorized by underlying risk exposure.

The following tables show the fair value of the derivative financial instruments and the location in the Statements of Assets and Liabilities categorized by underlying risk exposure as of April 30, 2025.

Asset Derivatives		Liability Derivatives
	Fair Value		Fair Value

Global X MSCI China Consumer Discretionary ETF
Equity contracts	Unrealized appreciation on Futures Contracts	$1,416	*	Equity contracts	Unrealized depreciation on Futures Contracts	$–	*
Total Derivatives not accounted for as hedging instruments		$1,416				$–

Global X DAX Germany ETF
Equity contracts	Unrealized appreciation on Futures Contracts	$18,275	*	Equity contracts	Unrealized depreciation on Futures Contracts	$–	*
Total Derivatives not accounted for as hedging instruments		$18,275				$–

*   Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets & Liabilities.

Notes to Financial Statements (Continued)

April 30, 2025 (Unaudited)

5. DERIVATIVE TRANSACTIONS (continued)

The effect of derivative instruments on the Statements of Operations for the period ended April 30, 2025:

Amount of realized gain (loss) on derivatives recognized in income:

Futures Contracts
Global X MSCI China Consumer Discretionary ETF
Equity contracts	$31,209

Global X DAX Germany ETF
Equity contracts	$111,502

Change in unrealized appreciation (depreciation) on derivatives recognized in income:

Futures Contracts
Global X MSCI China Consumer Discretionary ETF
Equity contracts	$1,416

Global X DAX Germany ETF
Equity contracts	$10,399

For the period ended April 30, 2025, the average monthly notional values of the futures contracts held by the Funds were as follows:

	Average Notional Balance Short	Average Notional Balance Long
Global X MSCI China Consumer Discretionary ETF	$–	$4,401
Global X DAX Germany ETF	–	677,504

6. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

The permanent differences are primarily attributable to redemptions in-kind and sales and mark to market of passive foreign investment companies.

Notes to Financial Statements (Continued)

April 30, 2025 (Unaudited)

6. TAX INFORMATION (continued)

The tax character of dividends and distributions declared during the periods ended October 31, 2024 and 2023 were as follows:

Global X Funds	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals
Global X MSCI Colombia ETF
2024	$2,642,478	$–	$–	$2,642,478
2023	1,665,654	–	–	1,665,654
Global X MSCI China Consumer Discretionary ETF
2024	$7,138,578	$–	$–	$7,138,578
2023	755,937	–	–	755,937
Global X MSCI Norway ETF
2024	$2,631,333	$–	$–	$2,631,333
2023	3,828,407	–	–	3,828,407
Global X FTSE Southeast Asia ETF
2024	$1,664,882	$–	$–	$1,664,882
2023	1,371,417	–	–	1,371,417
Global X MSCI Argentina ETF
2024	$2,397,304	$–	$–	$2,397,304
2023	814,280	–	–	814,280
Global X MSCI Greece ETF
2024	$4,100,078	$–	$–	$4,100,078
2023	4,127,806	–	–	4,127,806
Global X DAX Germany ETF
2024	$1,646,912	$–	$–	$1,646,912
2023	1,474,277	–	–	1,474,277
Global X MSCI Vietnam ETF
2024	$34,825	$–	$–	$34,825
2023	43,893	–	–	43,893

As of October 31, 2024, the components of tax basis distributable earnings (accumulated losses) were as follows:

	Global X MSCI Colombia ETF	Global X MSCI China Consumer Discretionary ETF	Global X MSCI Norway ETF	Global X FTSE Southeast Asia ETF
Undistributed Ordinary Income	$1,129,162	$4,048,486	$604,964	$680,242
Capital Loss Carryforwards	(97,683,546)	(279,705,587)	(51,876,263)	(10,933,254)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	(6,823,314)	(79,624,082)	(14,683,518)	2,830,967
Other Temporary Differences	2	(9)	(8)	–
Total Accumulated Losses	$(103,377,696)	$(355,281,192)	$(65,954,825)	$(7,422,045)

Notes to Financial Statements (Continued)

April 30, 2025 (Unaudited)

6. TAX INFORMATION (continued)

	Global X MSCI Argentina ETF	Global X MSCI Greece ETF	Global X DAX Germany ETF	Global X MSCI Vietnam ETF
Undistributed Ordinary Income	$8,393,628	$6,254,481	$181,203	$100,576
Capital Loss Carryforwards	(31,879,231)	(233,696,567)	(3,422,148)	(2,353,277)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	72,508,376	16,829,601	6,379,002	(1,537,037)
Other Temporary Differences	1	(19)	(2)	–
Total Distributable Earnings (Accumulated Losses)	$49,022,774	$(210,612,504)	$3,138,055	$(3,789,738)

For taxable years beginning after December 22, 2010, a Registered Investment Company within the meaning of the 1940 Act is permitted to carry forward net capital losses to offset capital gains realized in later years, and the losses carried forward retain their original character as either long-term or short-term losses.

The Federal tax cost basis of investments and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at April 30, 2025 were as follows:

Global X Funds	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Global X MSCI Colombia ETF	$83,602,920	$12,588,888	$(5,538,715)	$7,050,173
Global X MSCI China Consumer Discretionary ETF	265,530,703	29,455,053	(68,217,470)	(38,762,417)
Global X MSCI Norway ETF	58,465,505	5,194,323	(13,423,383)	(8,229,060)
Global X FTSE Southeast Asia ETF	58,367,963	7,039,517	(4,686,816)	2,352,701
Global X MSCI Argentina ETF	912,758,540	138,170,922	(43,921,107)	94,249,815
Global X MSCI Greece ETF	157,280,018	61,884,287	(18,545,986)	43,338,301
Global X DAX Germany ETF	206,424,099	25,501,836	(6,547,739)	18,954,097
Global X MSCI Vietnam ETF	11,182,366	838,283	(1,254,595)	(416,312)

7. CONCENTRATION OF RISKS

The Funds invest in securities of foreign issuers in several countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments, the level of governmental supervision and regulation of securities markets in the respective countries.

The securities markets of emerging market countries are less liquid, subject to greater price volatility, and have a smaller market capitalization than the U.S. securities markets.

In certain countries, there may be fewer publicly traded securities and the market may be dominated by a few issuers or sectors. Issuers and securities markets in such countries are not subject to as extensive and frequent accounting, financial and other reporting

Notes to Financial Statements (Continued)

April 30, 2025 (Unaudited)

7. CONCENTRATION OF RISKS (continued)

requirements or as comprehensive government regulations as issuers and securities markets in the United States. In particular, the assets and profits appearing on the financial statements of emerging market country issuers may not reflect their financial position or results of operations in the same manner as financial statements for U.S. issuers.

Substantially less information may be publicly available about emerging market country issuers than is available about issuers in the United States.

The Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on either income, gains earned or gains repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.

The Funds use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of an underlying index (also known as a secondary index) in approximately the same proportions as the underlying index. A representative sampling strategy is an indexing strategy that involves investing in a representative sample of securities (including indirect investments through underlying ETFs) that collectively has an investment profile similar to an underlying index in terms of key risk factors, performance attributes and other characteristics. Each Fund may utilize a representative sampling strategy with respect to its underlying index when a replication strategy might be detrimental to its shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow its underlying index, or, in certain instances, when securities in the underlying index become temporarily illiquid, unavailable or less liquid, or due to legal restrictions (such as diversification requirements that apply to a Fund but not its underlying index).

Certain Funds may invest in commodity related securities, which are susceptible to fluctuations in certain commodity markets. Any negative changes in commodity markets could have a great impact on those securities.

Economic conditions, such as volatile currency exchange rates and interest rates, political events, military action and other conditions may, without prior warning, lead to foreign government intervention (including intervention by the U.S. government with respect to foreign governments, economic sectors, foreign companies and related securities and interests) and the imposition of capital controls (i.e., government measures designed to limit the flow of foreign capital in and out of the domestic economy) and/or sanctions, which may also include retaliatory actions of one government against another government, such as the seizure of assets. Capital controls and/or sanctions include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets. Capital controls and/or sanctions may also impact the ability of a Fund to buy, sell or otherwise transfer securities or currency, negatively impact the value and/or liquidity of such instruments,

Notes to Financial Statements (Continued)

April 30, 2025 (Unaudited)

7. CONCENTRATION OF RISKS (continued)

adversely affect the trading market and price for Shares of a Fund, and cause a Fund to decline in value.

Special Risk Considerations of Investing in China – Variable Interest Entity Investments. For purposes of raising capital offshore on exchanges outside of China, including on U.S. exchanges, many Chinese-based operating companies are structured as Variable Interest Entities (“VIEs”). In this structure, the Chinese-based operating company is the VIE and establishes a shell company in a foreign jurisdiction, such as the Cayman Islands. The shell company lists on a foreign exchange and enters into contractual arrangements with the VIE. This structure allows Chinese companies in which the Chinese government restricts foreign ownership to raise capital from foreign investors. While the shell company has no equity ownership of the VIE, these contractual arrangements permit the shell company to consolidate the VIE’s financial statements with its own for accounting purposes and provide for economic exposure to the performance of the underlying Chinese operating company. Therefore, an investor in the listed shell company, such as certain of the Funds, will have exposure to the Chinese-based operating company only through contractual arrangements and has no ownership in the Chinese-based operating company. Furthermore, because the shell company only has specific rights provided for in these service agreements with the VIE, its abilities to control the activities at the Chinese-based operating company are limited and the operating company may engage in activities that negatively impact investment value. While the VIE structure has been widely adopted, it is not formally recognized under Chinese law and therefore there is a risk that the Chinese government could prohibit the existence of such structures or negatively impact the VIE’s contractual arrangements with the listed shell company by declaring them invalid. If these contracts were found to be unenforceable under Chinese law, investors in the listed shell company, such as a Fund, may suffer significant losses with little or no recourse available. If the Chinese government determines that the agreements establishing the VIE structures do not comply with Chinese law and regulations, including those related to restrictions on foreign ownership, it could subject a Chinese-based issuer to penalties, revocation of business and operating licenses, or forfeiture of ownership interest. In addition, the listed shell company’s control over a VIE may also be jeopardized if a natural person who holds the equity interest in the VIE breaches the terms of the agreement, is subject to legal proceedings or if any physical instruments for authenticating documentation, such as chops and seals, are used without the Chinese-based issuer’s authorization to enter into contractual arrangements in China. Chops and seals, which are carved stamps used to sign documents, represent a legally binding commitment by the company. Moreover, any future regulatory action may prohibit the ability of the shell company to receive the economic benefits of the Chinese-based operating company, which may cause the value of a Fund’s investment in the listed shell company to suffer a significant loss. For example, in 2021, the Chinese government prohibited use of the VIE structure for investment in after-school tutoring companies. There is no guarantee that the government will not place similar restrictions on other industries.

Notes to Financial Statements (Continued)

April 30, 2025 (Unaudited)

7. CONCENTRATION OF RISKS (continued)

These actions, any future sanctions or other actions, or even the threat of further sanctions or other actions, may negatively affect the value and liquidity of certain of the Funds’ investments. For example, a Fund may be prohibited from investing in securities issued by companies subject to such sanctions. In addition, sanctions may require a Fund to freeze its existing investments, prohibiting such Fund from buying, selling or otherwise transacting in these investments.

Also, if an affected security is included in a Fund’s underlying index, such Fund may, where practicable, seek to eliminate its holdings of the affected security by employing or augmenting its representative sampling strategy to seek to track the investment results of the underlying index. The use of (or increased use of) a representative sampling strategy may increase such Fund’s tracking error risk. Actions barring some or all transactions with a specific company will likely have a substantial, negative impact on the value of such company’s securities. These sanctions may also lead to changes in a Fund’s underlying index. A Fund’s index provider may remove securities from the underlying index or implement caps on the securities of certain issuers that have been subject to recent economic sanctions. In such an event, it is expected that a Fund will rebalance its portfolio to bring it in line with its respective underlying index as a result of any such changes, which may result in transaction costs and increased tracking error.

Please refer to each Fund’s prospectus and statement of additional information (“SAI”) for a more complete description of risks.

8. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend portfolio securities having a market value up to one-third of its total assets. Security loans made pursuant to securities lending agreements with BNY Mellon are initially required to be secured by collateral equal to at least 102% of the value of domestic equity securities and American Depositary Receipts (“ADRs”) and 105% of the value of foreign equity securities (other than ADRs). Such collateral received in connection with these loans will be cash and can be invested in repurchase agreements, short-term investments or U.S. Treasury obligations, and is recognized in the Schedules of Investments and Statements of Assets and Liabilities. The obligation to return securities lending collateral is also recognized as a liability in the Statements of Assets and Liabilities. It is each Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan.

Securities pledged as collateral for repurchase agreements held in Global X MSCI Colombia ETF, Global X MSCI China Consumer Discretionary ETF, Global X MSCI Norway ETF, Global X FTSE Southeast Asia ETF and Global X MSCI Argentina ETF are held by BNY Mellon and are designated as being held on the Fund’s behalf under a

Notes to Financial Statements (Continued)

April 30, 2025 (Unaudited)

8. LOANS OF PORTFOLIO SECURITIES (continued)

book-entry system. The Funds monitor the adequacy of the collateral on a daily basis and can require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest. It is each Fund’s policy to only enter into repurchase agreements with banks and other financial institutions which are deemed by the Adviser to be creditworthy. The Funds bear the risk of loss in the event the other party to a repurchase agreement defaults on its obligations and the Fund is prevented from exercising its rights to dispose of the underlying securities received as collateral and the risk of a possible decline in the value of the underlying securities during the period. For financial statement purposes, the Funds record the securities lending collateral (including in repurchase agreements, at value or restricted cash) as an asset and the obligation to return securities lending collateral as a liability- on the Statements of Assets and Liabilities.

Cash collateral received in connection with securities lending is invested in repurchase agreements and short-term investments by the lending agent. The Funds do not have effective control of the non-cash collateral and therefore it is not disclosed in the Fund’s Schedule of Investments.

Securities lending transactions are entered into by the Funds under the Securities Lending Agreement, which permits a Fund, under certain circumstances such as an event of default, to offset amounts payable by the Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund.

Income from securities lending is determined by the amount of interest earned on collateral, net of any rebate and securities lending fees.

The following is a summary of securities lending agreements held by the Funds, with cash collateral of overnight maturities and non-cash collateral, which would be subject to offset as of April 30, 2025.

	Gross Amount of Recognized Assets (Value of Securities on Loan)	Value of Cash Collateral Received(1)	Value of Non-Cash Collateral Received(1)	Net Amount
Global X MSCI Colombia ETF	$1,112,533	$1,112,533	$—	$—
Global X MSCI China Consumer Discretionary ETF	502,324	502,324	—	—
Global X MSCI Norway ETF	314,246	219,983	94,263	—
Global X MSCI Argentina ETF	26,544,743	24,361,403	2,183,340	—

(1)	Collateral and non-cash collateral received in excess of market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Statements of Assets and Liabilities.

Notes to Financial Statements (Continued)

April 30, 2025 (Unaudited)

8. LOANS OF PORTFOLIO SECURITIES (continued)

The value of loaned securities and related collateral outstanding at April 30, 2025 are shown in the Schedules of Investments. The value of the collateral held may be temporarily less than that required under the lending contract. As of April 30, 2025, the cash collateral was invested in repurchase agreements and the non-cash collateral consisted of U.S. Treasury Bills, Notes, Bonds and U.S. Treasury Inflation Indexed Bonds with the following maturities:

	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total
Global X MSCI Colombia ETF
Repurchase Agreements	$1,191,344	$—	$—	$—	$1,191,344
Total	$1,191,344	$—	$—	$—	$1,191,344
Global X MSCI China Consumer Discretionary ETF
Repurchase Agreements	$536,904	$—	$—	$—	$536,904
Total	$536,904	$—	$—	$—	$536,904
Global X MSCI Norway ETF
Repurchase Agreements	$234,082	$—	$—	$—	$234,082
U.S. Government Securities	—	—	12,457	81,806	94,263
Total	$234,082	$—	$12,457	$81,806	$328,345
Global X FTSE Southeast Asia ETF
Repurchase Agreements	$2	$—	$—	$—	$2
Total	$2	$—	$—	$—	$2
Global X MSCI Argentina ETF
Repurchase Agreements	$25,056,043	$—	$—	$—	$25,056,043
U.S. Government Securities	—	65,261	—	2,118,079	2,183,340
Total	$25,056,043	$65,261	$—	$2,118,079	$27,239,383

9. REVERSE SHARE SPLIT

Effective April 28, 2020, each of the Global X MSCI Colombia ETF and Global X MSCI Greece ETF executed a reverse share split for shareholders of record after the close of markets on April 27, 2020. The effect of this transaction for each Fund was to divide the number of outstanding Shares of the Fund by the applicable ratio below, resulting in a corresponding increase in the NAV per Share. The per share data in the financial highlights for each of the years in the period then ended, have been given retroactive effect to reflect

Notes to Financial Statements (Continued)

April 30, 2025 (Unaudited)

9. REVERSE SHARE SPLIT (continued)

these reverse share splits. There were no changes in net assets, results of operations or total return as a result of these transactions. The details of the reverse splits are as follows:

Ratio
Global X MSCI Colombia ETF	1:4
Global X MSCI Greece ETF	1:3

10. CONTRACTUAL OBLIGATION

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these contracts is unknown, however, the Funds have not had prior gains or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

Pursuant to the Trust’s organizational documents, the Trustees of the Trust (the “Trustees”) and the Trust’s officers are indemnified against certain liabilities that may arise out of the performance of their duties.

11. MERGER

Effective October 29, 2021, the Global X FTSE Nordic Region ETF (the “Acquiring Fund”) acquired all of the assets and assumed all of the liabilities of the Global X MSCI Norway ETF (the “Acquired Fund”) pursuant to a Plan of Reorganization approved by the Board of Directors on August 4, 2021. Effective as of the close of business on October 29, 2021, the Acquired Fund was reorganized into the Acquiring Fund, each a separate series of the Trust (together, the “Combined Fund”) and the Combined Fund was renamed Global X MSCI Norway ETF. The Acquiring Fund is the legal surviving entity in the Reorganization, while the Acquired Fund is the accounting survivor or continuing portfolio for purposes of financial and performance history of the Combined Fund.

The acquisition was accomplished by a tax-free exchange as follows:

3,980,000 shares of the Acquired Fund, with net assets of $60,723,560 and including $673,023 of net unrealized depreciation for 1,896,973 shares of the Acquiring Fund with net assets of $43,214,538. For every 1 share of the Acquired Fund, shareholders received 0.4766 shares of the Acquiring Fund. Immediately following the acquisition, the Combined Fund held 3,246,971 shares with net assets of $103,938,098.

Notes to Financial Statements (Concluded)

April 30, 2025 (Unaudited)

11. MERGER (continued)

Assuming that the reorganization had been completed on November 1, 2020, the Acquiring Fund’s pro forma results of operations for the year ended October 31, 2021 would have been as follows:

Net investment income	$2,153,445
Net Realized and unrealized gain (loss) from investments	26,735,503
Net increase (decrease) in net assets from operations	$28,888,948

12. SUBSEQUENT EVENTS

Effective after the close of business on June 20, 2025, the Global X MSCI Colombia ETF’s ticker changed from GXG to COLO.

The Funds have been evaluated by management regarding the need for additional disclosures (other than what is disclosed in the preceding paragraph) and/or adjustments resulting from subsequent events. Based on this evaluation, no additional adjustments were required to the financial statements.

OTHER INFORMATION (FORM N-CSRS ITEMS 8-11) (Unaudited)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

(1) No remuneration was paid by the company during the period covered by the report to any Trustees on the company’s Board of Trustees for regular compensation.

(2) No remuneration was paid by the company during the period covered by the report to any Trustees on the company’s Board of Trustees for special compensation.

(3) No remuneration was paid by the company during the period covered by the report to any Officers of the company.

(4) No remuneration was paid by the company during the period covered by the report to any Officer or Trustee of the company who is an affiliated person.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Section 15(c) of the Investment Company Act of 1940, as amended (“1940 Act”), requires that the board of trustees of an exchange-traded fund (“ETF”), including a majority of those trustees who are not “interested persons” of the ETF, as defined in the 1940 Act (“Independent Trustees”), consider on an initial basis and periodically thereafter (as required by the 1940 Act), at an in person meeting called for such purpose, the terms of each ETF’s investment advisory agreement and whether to approve entering into, or renewing, each agreement.

At a Board meeting of the Global X Funds (the “Trust”) held on November 19, 2024 (the “November Board Meeting”), called for such purpose, the Board of Trustees (the “Board”) (including the Trust’s Independent Trustees, voting separately) considered and unanimously approved the continuation of (i) the Investment Advisory Agreement (“Renewal Investment Advisory Agreement”) for each Fund included in this Form N-CSR (each, a “Renewal Fund” and together, the “Renewal Funds”); and (ii) the Supervision and Administration Agreement (“Renewal Supervision and Administration Agreement”) between the Trust, on behalf of each Renewal Fund, and Global X Management Company LLC (“Global X Management”). The Renewal Investment Advisory Agreement and the Renewal Supervision and Administration Agreement are referred to herein as the “Renewal Agreements.”

OTHER INFORMATION (FORM N-CSRS ITEMS 8-11) (Unaudited) (Continued)

In advance of the November Board Meeting, the Board (including the Trust’s Independent Trustees) and the Independent Trustees’ independent legal counsel requested (in writing) detailed information from Global X Management in connection with the Board’s consideration of the Renewal Agreements and received and reviewed written responses from Global X Management, as well as supporting materials relating to those requests for information. In the course of their consideration of the Renewal Agreements, the Trust’s Independent Trustees were advised by their independent legal counsel and, in addition to meetings with management of Global X Management, the Independent Trustees met separately in executive sessions with their counsel.

RENEWAL AGREEMENTS

In determining to approve the continuation of the Renewal Agreements for each Renewal Fund, the Board considered a variety of factors, including the factors discussed in greater detail below.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of all of the services (including advisory, administrative and compliance services) that have been provided by Global X Management or made available to the Renewal Funds. With respect to this factor, the Board considered:

—	the terms of the Renewal Agreements and the range of services that would continue to be provided to each Renewal Fund in accordance with the Renewal Agreements;

—	Global X Management’s key personnel and the portfolio managers who would continue to provide investment advisory, supervision and administrative services to each Renewal Fund;

—	Global X Management’s responsibilities under the Renewal Agreements, among other things, to: (i) manage the investment operations of the Renewal Funds and the composition of the Renewal Funds’ assets, including the purchase, retention and disposition of their holdings, (ii) provide quarterly reports to the Trust’s officers and the Board and other reports as the Board deems necessary or appropriate, (iii) vote proxies, exercise consents, and exercise all other rights relating to securities and assets held by the Renewal Funds, (iv) select broker-dealers to execute portfolio transactions for the Renewal Funds when necessary, (v) assist in the preparation and filing of reports and proxy statements (if any) to the shareholders of the Renewal Funds, and the periodic updating of the registration statement, prospectuses, statements of additional information, and other reports and documents for the Renewal Funds that are required to be filed by the Trust with the SEC and other regulatory and governmental bodies, and (vi) monitor anticipated purchases and redemptions of the shares (including

OTHER INFORMATION (FORM N-CSRS ITEMS 8-11) (Unaudited) (Continued)

Creation Units) of the Renewal Funds by shareholders and new investors;

—	the Renewal Funds’ investment strategies and, with respect to the Renewal Funds that invest in unique types of investments, Global X Management’s experience in investing in such instruments and the additional services required to implement such investments; and

—	the quality of Global X Management’s resources and personnel that would continue to be made available to the Renewal Funds, including Global X Management’s experience and the professional qualifications of Global X Management’s key personnel.

Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Renewal Funds by Global X Management.

Performance

The Board considered the performance of each Renewal Fund. They examined the performance of the Renewal Funds for the one-year, three-year, five-year and since-inception periods, as applicable. Also, the Board considered the total return and investments performance of the Renewal Funds relative to (i) the performance of unaffiliated comparable ETFs and/or other registered funds, which performance information is publicly available from such registered funds, as well as other third-party sources; and (ii) the performance of pertinent indexes. The Board considered instances of underperformance and overperformance with respect to the competitor funds. Specifically, the Board considered:

—	the performance of the Renewal Funds in absolute terms and compared to each Renewal Fund’s broad-based and additional performance benchmark or underlying index (as applicable) for the one-, three-, and five-year or since-inception periods;

—	the tracking error of the Renewal Funds and the performance of each Renewal Fund compared against its underlying index. For Renewal Funds that experienced significant tracking error, the Board considered Global X Management’s explanation for such tracking error, including whether the Renewal Fund uses a replication strategy or a representative sampling strategy to seek investment results that correspond to the underlying index, the frequency with which the Renewal Fund’s underlying index is rebalanced, and whether the Renewal Fund participates in a securities lending program; and

—	the impact of prevailing market conditions on the performance of each Renewal Fund in light of each Renewal Fund’s investment objective.

With respect to the following Renewal Funds, the Board noted that:

—	the Global X MSCI Colombia ETF had returned negative performance for the three-and five-year periods ending September 30, 2024, but that the Renewal Fund’s

OTHER INFORMATION (FORM N-CSRS ITEMS 8-11) (Unaudited) (Continued)

performance was positive for the one-year period and that for each of those periods, the Renewal Fund’s performance was in line with that of its underlying index;

—	the Global X MSCI China Consumer Discretionary ETF had returned negative performance for the three-year period ending September 30, 2024, but that the Renewal Fund’s performance was positive for the one- and five-year periods and that for each of those periods, the Renewal Fund’s performance was in line with that of its underlying index;

—	the Global X MSCI Norway ETF had returned negative performance for the three-year period ending September 30, 2024, but that the Renewal Fund’s performance was positive for the one- and five-year periods and that for each of those periods, the Renewal Fund’s performance was in line with that of its underlying index; and

—	the Global X MSCI Vietnam ETF had returned negative performance for the since-inception period ending September 30, 2024, but that the Renewal Fund’s performance was positive for the one-year period and that for each of those periods, the Renewal Fund’s performance was in line with that of its underlying index.

Based on these considerations and comparisons, the Board concluded that the investment performance of the Renewal Funds did not adversely affect the Board’s approval of the continuance of the Renewal Agreements.

Cost of Services and Profitability

The Board considered Global X Management’s cost to provide investment management, supervision and administrative and related services to the Renewal Funds. In this regard, the Board considered the management fee (“Management Fee”) that has been borne or is expected to be borne by the Renewal Funds under the Renewal Agreements for the various investment advisory, supervisory and administrative services that the Renewal Funds require under a unitary fee structure (including the types of fees and expenses that are not included within the unitary fee and would be borne by the Renewal Funds).

In addition, the Board considered expected profitability to Global X Management, as applicable, from all services provided or expected to be provided to the Renewal Funds and all aspects of Global X Management’s relationship with the Renewal Funds. In connection with these considerations, Global X Management provided the Board with financial information regarding its operations and the services provided to the Renewal Funds and discussed with the Board its current and expected profitability, as applicable, with respect to the Renewal Funds.

Based on these considerations, the Board concluded that the Management Fee rate paid by the Renewal Funds to Global X Management, in light of the nature, extent and quality of the services provided, was reasonable and in the best interests of the Renewal Funds’ shareholders.

OTHER INFORMATION (FORM N-CSRS ITEMS 8-11) (Unaudited) (Continued)

Comparison of Fees and Services

The Board considered fees charged to the Renewal Funds for advisory services. With respect to this factor, the Board considered:

—	comparative information with respect to the Management Fee paid to Global X Management by the Renewal Funds. In connection with this consideration, Global X Management provided the Board with comparative expense data for the Renewal Funds, including fees and expenses paid by unaffiliated similar specialized and/or focused ETFs and/or other comparable registered funds;

—	the structure of the unitary Management Fee (which includes as one component the investment advisory fee for the Renewal Funds) and the current total expense ratios for the Renewal Funds. In this regard, the Board took into consideration that the purpose of adopting a unitary Management Fee structure for the Renewal Funds was to create a simple, all-inclusive fee that would provide a level of predictability with respect to the overall expense ratio (i.e., the total fees) of the Renewal Funds and that the proposed Management Fee for each Renewal Fund was set at a competitive level to make the Renewal Funds viable in the marketplace; and

—	that, under the unified Management Fee structure, Global X Management is responsible for most ordinary expenses of the Renewal Funds, including the costs of various third-party services required by the Renewal Funds, including investment advisory, administrative, audit, certain custody, portfolio accounting, legal, transfer agency and printing costs, but that the Renewal Funds would bear other expenses not covered under the proposed all-inclusive Management Fee, such as taxes, brokerage fees, commissions, and other transaction expenses, interest expenses, and extraordinary expenses.

With respect to the following Renewal Funds, the Board noted that:

—	the Global X MSCI Colombia ETF’s Management Fee was 17 basis points higher than the peer group average and 6 basis points higher than the peer group median and its total expenses were 19 basis points higher than the peer group average and 8 basis points higher than the peer group median, and that Global X Management believed the fees and expenses were consistent with the fees and expenses of the comparable funds;

—	the Global X MSCI Norway ETF’s Management Fee was 5 basis points higher than the peer group average and equal to the peer group median and its total expenses were 6 basis points higher than the peer group average and 1 basis point higher than the peer group median, and that Global X Management believed the fees and expenses were within the range of the fees and expenses of the comparable funds;

—	the Global X FTSE Southeast Asia ETF’s Management Fee was 12 basis points higher than the peer group average and 15 basis points higher than the peer group median

OTHER INFORMATION (FORM N-CSRS ITEMS 8-11) (Unaudited) (Continued)

and its total expenses were 8 basis points higher than the peer group average and 6 basis points higher than the peer group median, and that Global X Management believed the fees and expenses were within the range of the fees and expenses of the comparable funds;

—	the Global X MSCI Argentina ETF’s Management Fee was 15 basis points higher than the peer group average and 4 basis points higher than the peer group median and its total expenses were 15 basis points higher than the peer group average and 4 basis points higher than the peer group median, and that Global X Management believed the Renewal Fund offered unique exposure and its fees and expenses were within the range of the fees and expenses of the comparable funds; and

—	the Global X MSCI Greece ETF’s Management Fee was 10 basis points higher than the peer group average and 5 basis points higher than the peer group median and its total expenses were 12 basis points higher than the peer group average and 7 basis points higher than the peer group median, and that Global X Management believed the fees and expenses were within the range of the fees and expenses of the comparable funds.

Based on these considerations, the Board concluded that the services received and the fees charged under the Renewal Agreements were reasonable on a comparative basis.

Economies of Scale

The Board considered the existence of any economies of scale and the extent to which economies of scale would be realized as the Renewal Funds grow and whether the unitary Management Fee for the Renewal Funds reflected these economies of scale, including through the implementation of expense limitations. With respect to this factor, the Board also considered:

—	the significant investment of time, personnel and other resources that Global X Management has made and intends to continue to make in the Renewal Funds in order to seek to assure that the Renewal Funds are attractive to investors; and

—	that the unitary Management Fee would provide a high level of certainty as to the total level of expenses for the Renewal Funds and their shareholders.

Based on these considerations, the Board concluded that the unitary Management Fee for the Renewal Funds appropriately addressed economies of scale.

Other Benefits

In considering the Renewal Agreements, in addition to the factors above, the Board considered any other benefits realized by Global X Management as a result of its relationships with the Renewal Funds.

OTHER INFORMATION (FORM N-CSRS ITEMS 8-11) (Unaudited) (Concluded)

Conclusion

After full consideration of the factors above, as well as other factors that were instructive in its consideration, the Board, including all of the Trust’s Independent Trustees voting separately, concluded, in the exercise of its business judgement, that the Renewal Agreements were fair and reasonable and in the best interest of each Renewal Fund.

In reaching this decision, the Board did not assign relative weights to the factors above nor did the Board deem any one factor or group of them to be controlling in and of themselves. Each member of the Board may have assigned different weights to the various factors.

Notes

Notes

605 Third Avenue, 43rd floor
New York, NY 10158
1-888-493-8631
www.globalxetfs.com

Investment Adviser and Administrator:

Global X Management Company LLC
605 Third Avenue, 43rd floor
New York, NY 10158

Distributor:

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Sub-Administrator:

SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

Counsel for Global X Funds and the Independent Trustees:

Stradley Ronon Stevens & Young, LLP
2000 K Street, N.W.
Suite 700
Washington, DC 20006

Custodian and Transfer Agent:

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Independent Registered Public Accounting Firm:

PricewaterhouseCoopers LLP
Two Commerce Square
Suite 1800
2001 Market Street
Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

GLX-SA-002-1400

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Global X Funds

By (Signature and Title)	/s/ Ryan O’Connor
Ryan O’Connor Principal Executive Officer

Date: July 2, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Ryan O’Connor
Ryan O’Connor Principal Executive Officer

Date: July 2, 2025

By (Signature and Title)	/s/ Eric Olsen
Eric Olsen Principal Financial Officer

Date: July 2, 2025